As filed with the Securities and Exchange Commission on September 9, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
  (Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
  (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2019

Date of reporting period:  June 30, 2019

Item 1. Report to Stockholders.

June 30, 2019 www.kineticsfunds.com

Semi-Annual Report

The Internet Fund

The Global Fund

The Paradigm Fund

The Medical Fund

The Small Cap Opportunities Fund

The Market Opportunities Fund

The Alternative Income Fund

The Multi-Disciplinary Income Fund

The Kinetics Spin-off and Corporate Restructuring Fund

Each a series of Kinetics Mutual Funds, Inc.

Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on a website (**www.kineticsfunds.com**), and each time a report is posted, you will receive notice by mail providing a link to this website to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive shareholder reports and other communications electronically please call toll-free **1-800-930-3828.**

You may elect to receive all future reports in paper free of charge. All investors who prefer to receive future reports in paper may choose that option by calling toll-free 1-800-930-3828. Your election to receive reports in paper will apply to all funds held with Kinetics Mutual Funds, Inc.

Kinetics Mutual Funds, Inc.

KINETICS MUTUAL FUNDS, INC.
Table of Contents
June 30, 2019 (Unaudited)

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders:
We are pleased to present the Kinetics Mutual Funds (“Funds”) Semi-Annual Report for the six-month period ended June 30, 2019. The Funds continue to be positioned in companies that we believe are valued attractively, based on our assessment of the prospective asset values and cash flows over the next five years. This long-term focus has been especially challenging recently, but it has become even more crucial due to factors relating to market structure and central bank policies, which have emphasized short-term results. While stimulative measures from the federal government and central bank have inflated corporate results over the past 18 months, the outlook beyond the next 18 months is far more challenging. The Funds benefitted from the sharp recovery from the market declines experienced late last year, but much as we believed that the declines indiscriminately impacted high quality, attractively valued assets, the subsequent recovery has been indiscriminate in inflating most assets back to levels consistent with prior highs. A performance summary for the half year ended June 30, 2019 follows (No-Load Class):
The Internet Fund 38.47%; The Global Fund 28.02%; The Paradigm Fund 28.92%; The Medical Fund 4.35%; The Small Cap Opportunities Fund 22.37%; The Market Opportunities Fund 25.70%; The Alternative Income Fund 1.64%; The Multi-Disciplinary Income Fund 6.94%; and the Kinetics Spin-Off and Corporate Restructuring Fund 26.51%. This compares to returns of: 18.54% for the S&P 500® Index; 13.69% for the S&P 600 Small Cap Index; 16.23% for the MSCI All Country World (ACWI) Index; 6.11% for the Bloomberg Barclays U.S. Aggregate Bond Index; 9.94% for the Bloomberg Barclays U.S. Corporate High Yield Index; 3.24% for the Bloomberg Barclays 1-3 Year U.S. Credit Bond Index; 21.33% for the Nasdaq Index; and 14.03% for the MSCI EAFE Index.
While we continue to provide equity and fixed income reference benchmark numbers (to aid in your understanding of how the broad asset classes have performed throughout the first half of 2019), we do not manage our Funds against any specific benchmark, nor have we ever done so in the history of the Funds. We believe that such benchmark adherence is highly detrimental to the long-term returns of a sound investment strategy, particularly in recent years, as the benchmarks themselves have undergone distortions that make them inconsistent with their original objectives.

The equity market declines experienced in the 4th quarter of 2018 are now a distant memory for most, as the S&P 500 Index (“S&P 500”) is now marginally higher than the peak closing level achieved in September of 2018. Investors have been rewarded repeatedly during the past decade for remaining fully invested, or, better yet, for increasing investment exposure to equities during any market declines. To wit, the trailing ten-year total return for the S&P 500 Index is 14.7% annually, which amounts to a near quadrupling of the initial investment. There have been six notable “corrections” during this period, where the market declined in excess of 10% (2010: -16%; 2011: -20%; 2015 (2): -12%, -13%; 2018 (2): -10%, -20%), but none of these declines were sustained, and, in each case, prior highs were recouped within months.
The comfort that investors generally seem to draw from these returns simply confirms the manner in which short-term memory can create serious risk exposure. Equity performance, and continued resilience to downturns, has been assisted materially by the sustained low interest rate policies maintained by central banks across the world. It may come as a surprise that an investment in the S&P 500 at the pre-financial crisis peak in 2007 would have earned a total return through the first half of this year (nearly 12 years) of 141%, or approximately 7.8% annually. It might be even more surprising that the near-20-year annual return for the S&P 500, from the peak of the prior Internet Bubble peak at year-end 1999, is only 5.9%. These returns are paltry compared to the nearly 15% annual return of the past decade, but we expect that most investors would be immensely fortunate to compound at a 5.9%, let alone a 7.8% rate over the next 12 years.
The role of central banks and artificially suppressed interest rates on trailing equity returns cannot be overstated. The focus of this analysis will be on the United States, but in general, policies have been more accommodative, but less impactful, internationally. In 2006, the Federal Reserve raised short-term interest rates by 100 basis points (1.00%) to 5.25% in four 0.25% movements during the first half of the year. By September of 2007, rates were reduced by 50 basis points to 4.75%; not coincidentally, this was just prior to the market peak in October 2007. By the end of 2008, rates had been reduced to a “target level1” of 0.00% – 0.25% and remained at this level until December of 2015;

1	The FOMC adopted a target range policy for rates at this meeting, which has been maintained ever since.

for nearly 7 full years, interest rates had been held at zero. It should be noted that by December 2015, when rates were finally raised, the S&P 500 Index had already eclipsed the previous 2007 peak level by a considerable margin. Rates were subsequently increased at a measured pace through December of 2018, ultimately peaking at the range of 2.25% - 2.50%, which rate prevails today. The S&P 500 Index is currently trading at approximately double the 2007 peak level, and real GDP is over 20% higher than in 2007; yet, short-term interest rates are at approximately half the level that they were at in 2007.
The impact of interest rates is circular in nature, as it impacts both the economy and asset (equity) prices. The economy is impacted primarily by rates influencing consumers’ and businesses’ willingness to spend versus to save –consider that U.S. GDP is approximately 69% personal consumption and 18% business investment. Lower rates enable consumers and businesses to borrow more inexpensively, in order to consume. However, the second derivative of low rates is that they disincentivize savings and safe investments by depressing the yields, thereby inflating the prices of risk assets. Ultimately, consumers and businesses would be compelled to consume more, as they can borrow more inexpensively, and incremental investments of their savings are increasingly less attractive given low yields/high prices. A tax cut to corporations and higher income families is intended to further the consumption persuasion, boosting GDP in turn. Logically, there are limits to the benefits of lower rates and other stimuli, with increasingly diminishing returns from each subsequent action. Alas, at the midpoint of this year, the market is pricing in approximately a 70% chance that rates will be lowered 25bps and a 30% chance that rates will be lowered 50bps at the July 2019 Federal Reserve Meeting2 – while the S&P 500 reaches new record levels daily.
Despite these facts, and the obvious implications for the future, optimism for U.S. equities now remains at very high levels. The most common argument for maintaining full equity exposure today is that the earnings yield on the S&P 500 is quite high relative to the 10-Year U.S. Treasury yield. As an example, a price to earnings ratio on the Index of 20x (historically very high) would represent a 5% earnings yield (1 / 20x = 0.05, or 5%), which, relative to a 2% 10-Year U.S. Treasury, would offer an incremental 3% in yield. At the midpoint of this year, the earnings yield was 5.2%, compared to a 10-Year yield of 2.0%, netting a

2	Probabilities provided by the CME FedWatch Tool.

3.2% spread. Comparatively, based on the past 30 years, the S&P 500 earnings yield has averaged only 0.68% higher than the 10-Year yield, and the median difference has been 0.96%. However, the attraction of the earnings yield today is simply a derivative of low interest rates, as the U.S. 10-Year Treasury yield is highly dependent on short-term interest rates set by the Federal Reserve. Over this 30-year period, the average and median yields on the U.S. 10-Year Treasury were 4.73% and 4.55%, respectively – both more than double the current level. If interest rates were currently consistent with the 30-year average, the current incremental earnings yield would be merely 0.47%.
This mid-year review of historical interest rates and equity market returns provides explication for our caution regarding equity markets over the past several years. There are obvious parallels to the 2005-2006 rate hikes, which needed to be reversed in 2007, although this ultimately only delayed the inevitable market decline in 2008/2009. The primary distinction that we identify today is the explicit willingness of central banks to inflate asset prices (equities) during inevitable market declines, which now includes policy tools beyond interest rates (i.e., quantitative easing). The finite nature of future rate cuts is even now in question – of course, a starting level of 2.5% leaves far less room to cut than did the 5.25% starting point in 2006, but various developed nations across Europe have shown a willingness to drop rates below zero. Thus, the markets ascend, and confidence in future equity returns remains inflated, based on the expectations of unlimited government support of asset prices.
Global central banks have been able to engage in such rate policies, hence, inflating the value of all financial assets, largely because consumer prices (which do not include financial assets) have remained subdued. It is generally politically unpalatable (for democracies) to promote/accept high consumer price inflation, not to mention being destructive to globally oriented businesses. Global inflation has remained muted largely due to technological shifts in the economy, as well as due to a profound demographic shift. Recall that 69% of U.S. GDP is driven by personal consumption; yet, the largest concentration of wealth (baby boomers) in the country is held by those who are past their highest consumption years. This concentration of wealth in aging demographics is standard across developed nations (it is far more pronounced in Japan, for instance), although it is less prominent in developing economies. We believe that, eventually, inflation will pose a great risk to the wealth of future generations, as financial asset inflation has enriched those with considerable wealth, but it has not materially benefitted those without capital to invest (i.e., wage growth has annualized at 2.28%3 annually since the end of 2008). Equity markets may continue to rise, although the future rate of growth will need to be far lower, and perhaps to be negative in real terms (adjusted for inflation), should central banks support equities through rate cuts and easing. To this end, the Funds continue to maintain large cash balances and are generally concentrated in companies that we believe are not artificially profitable due to the current rate/inflation structure, and thus, can withstand or even benefit from a marked shift in the prevailing rate/inflation structure. We maintain this allocation despite the distinct risk of not fully participating in further speculative equity market advances driven by technology and cyclical companies that rely on the continuation of the status quo, and expect far more attractive levels to allocate capital in due course.

3	U.S. Bureau of Labor Statistics, Employed full time: Median usual weekly nominal earnings (second quartile): Wage and salary workers: 25 years and over.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

A multitude of factors drive investment decisions for individuals and institutions, which impact stock prices over the short and long-term. These range from the obvious (a desire to grow capital) to the more esoteric (a desire to limit return variability). As ardent value investors, we accept these behavioral factors as part of the balancing mechanism that generates market prices for securities, although we recognize that it can often result in distortions between asset prices and fundamental values. Our investment methodology is based upon the historical observation that, over extended periods of time, fundamental asset values and cash flows are what ultimately determine security prices. Hence, we rely upon the differences between stock prices and underlying asset values to generate attractive, long-term returns that are largely driven by different, specific variables than the broader market.
The current market advance, which is currently in its 10th year, has been unique given its duration, magnitude and concentration. It has largely been an accommodative market for the generation of strong absolute returns (as all asset prices have risen), but has also been a challenging environment in which to generate attractive returns on a relative basis (to the S&P 500 Index). The strong trailing performance of the S&P 500 Index has driven more asset flows into the top companies within the index regardless of prices, bolstering returns further. As a result, active managers with price discipline, who are seeking differentiated (uncorrelated) returns, have found this environment challenging.
As an example, the S&P 500 Index has returned 14.7% annually over the 10-year period ended June 30, 2019, which compares to 15.0% and 5.8%, respectively, for the S&P 600 (Small Cap) and MSCI Emerging Market indexes. Furthermore, the S&P 900 Growth Index has returned 16.1% annually over this period compared to 13.2% for the S&P 900 Value Index. In summary, over this extended 10-year observation period, large capitalization U.S. domiciled companies have performed similarly to smaller capitalization companies, and have outperformed emerging market issues, while growth companies have trounced the performance of their peer value companies. These observations are at odds with the historical observations that small and emerging market companies tend to outperform during strong markets. Additionally, value stocks often outperform growth stocks over a full cycle; however, this cycle has yet to end, and the outperformance of growth stocks has thus far been striking.
It can be argued that there are logical drivers for this return dispersion, ranging from the mounting global dominance of U.S. corporations (technology skewed), the current technological growth cycle, sustained low interest rates, global trade dynamics, and the strength of the U.S. Dollar. However, the byproduct of all of these factors is a tremendous and growing concentration of asset liquidity in the largest U.S. equities, which are almost exclusively growth and technology-oriented companies. The companies happen to be the core holdings, and primary performance contributors, of the S&P 500 Index and, as such, of the passive index funds that track it.
Historically, equity investments were considered higher risk and far less liquid compared to the “safest” and “most liquid” asset class (excluding cash): U.S. treasuries. Logically, investors allocated smaller portions of their total net worth into higher risk and less liquid stocks, but intended to hold those investments for an extended period of time. Fixed income investments were frequently used for short-term and safer return requirements, and, until very recently, offered a reasonable rate of return. However, as fixed income markets have experienced a severe compression of yields over the past decade, capital allocators have sought alternative, more productive outlets for their capital. Generally, these funds require greater liquidity than does longer-term, committed equity capital. Hence, these fund flows have been concentrated in the largest, most liquid equities in the market, supporting their share prices in turn. Computerized trading strategies and indexation fund flows have furthered this liquidity-oriented allocation trend, although such pools of capital cannot be relied upon during market disruptions. This has resulted in lower observed variability in the largest stocks, which only creates more demand for these equities.
In aggregate, investors appear to accept this new liquidity concentration and “excess” return stream in large capitalization, technology (growth) dominated companies to be an enduring, if not permanent feature of capital markets. We believe that it is worth considering what the fundamental fair value of equities would be if the liquidity, low volatility and/or suppressed interest rate harmony were to be disrupted in any way. At the very least, it warrants exploring equity allocations that are not overly sensitive to these factors, and better yet, those that could benefit from any disruption. To this end, we believe there are incredibly compelling equity investments that meet these criteria today; however, most are distinctly out of favor.
These “contrarian” types of investment ideas have long been the source of our best return drivers and have served our investors very well through full investment cycles. This strategy is confronting its most disruptive and enduring headwind since we began investing: the current liquidity trend towards the largest, growing mega-capitalization (index) companies. We’ll conclude our thoughts on the current market backdrop with a reminder of Hyman Minsky’s “financial-instability hypothesis,” summarized as “stability leads to instability.”

The broader mandate equity Funds (The Paradigm Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund, The Internet Fund and The Global Fund) continue to express a defensive outlook through elevated cash positions, which detracted from performance through the first half of the year given the appreciation of the portfolio investments. However, these Funds all benefitted materially from overweight positions in Texas Pacific Land Trust, which appreciated more than twice the level of the S&P 500® Index. The Internet Fund, The Global Fund and The Market Opportunities Fund were the most impacted by cash balances during the period, however each of these funds have outsized exposure to cryptocurrency, which benefitted the funds considerably given an approximate 3.5x increase in the market value of these underlying investments. The Spin-off and Corporate Restructuring Fund also had a high concentration and exposure to Texas Pacific Land Trust, which benefitted performance. The Medical Fund also has a high concentration where the top positions constitute a substantial portion of the fund’s assets. The income-oriented funds (The Multi-Disciplinary Income Fund and The Alternative Income Fund) also maintain defensive positioning, largely expressed through reduced option exposure, which detracted from performance relative to a full exposure. The income generation potential from options is not sufficient relative to the risks that we identify, but we are eager to reinitiate this exposure as conditions permit. We believe the positioning for all of the funds is currently optimal, and we continue to assess any developments that would warrant a modification.

Disclosure
This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.
Mutual fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Market Opportunities Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet, biotechnology and certain capital markets or gaming stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries, hence they may experience extreme price and volume fluctuations.
International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds. Past performance is no guarantee of future performance.
Because smaller companies [for The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.
Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.
Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi- Disciplinary Income Fund and The Alternative Income Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Funds. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the investments in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.
As non-diversified Funds, except The Global Fund, The Alternative Income Fund and The Multi-Disciplinary Income Fund, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies. Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds, except Kinetics Spin-Off and Corporate Restructuring Fund, pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust.
The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
The MSCI All Country World Index, the S&P 500® Index, NASDAQ Composite®, S&P 600® Small Cap Index, MSCI EAFE® Index, Bloomberg Barclays U.S. 1-3 Year Credit Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Corporate High Yield Bond Index each represent an unmanaged, broad-basket of stocks or bonds. They are typically used as a proxy for overall market performance.
Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Horizon Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.
For more information, log onto www.kineticsfunds.com. July 1, 2019 — Horizon Kinetics Asset Management, LLC®

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example
June 30, 2019 (Unaudited)

Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (except the Spin-off Fund, each a “Feeder Fund” and including the Spin-off Fund, collectively the “Funds”), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2019 and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The Actual Expenses comparison provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio. Note, the Spin-off Fund is not a Feeder Fund.
The Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a Fund and any other Fund. The Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Funds. The Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Funds to help offset transaction costs. The Funds reserve the right to waive

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2019 (Unaudited)

the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Funds or shareholders as described in the Funds’ prospectus.
A shareholder may use the information provided in the first line, together with the amounts invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.
Hypothetical Example for Comparison Purposes
The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, shareholders costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2019 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/19 to
	(1/1/19)	(6/30/19)	Ratio	6/30/19)

The Internet Fund
No Load Class Actual	$1,000.00	$1,384.70	1.88%	$11.12
No Load Class Hypothetical (5% return
before expenses)	$1,000.00	$1,015.50	1.88%	$9.39
Advisor Class A Actual	$1,000.00	$1,382.80	2.13%	$12.58
Advisor Class A Hypothetical (5% return
before expenses)	$1,000.00	$1,014.26	2.13%	$10.64
Advisor Class C Actual	$1,000.00	$1,379.60	2.63%	$15.52
Advisor Class C Hypothetical (5% return
before expenses)	$1,000.00	$1,011.76	2.63%	$13.12

The Global Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$1,280.20	1.39%	$7.86
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.90	1.39%	$6.95
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$1,277.10	1.64%	$9.26
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$1,275.40	2.14%	$12.07
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2019 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/19 to
	(1/1/19)	(6/30/19)	Ratio	6/30/19)

The Paradigm Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$1,289.20	1.64%	$9.31
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$1,287.60	1.89%	$10.72
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,015.42	1.89%	$9.44
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$1,284.50	2.39%	$13.54
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class Actual – after expense
reimbursement	$1,000.00	$1,290.70	1.44%	$8.18
Institutional Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Medical Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$1,043.50	1.39%	$7.04
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.90	1.39%	$6.95
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$1,042.20	1.64%	$8.30
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$1,039.60	2.14%	$10.82
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2019 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/19 to
	(1/1/19)	(6/30/19)	Ratio	6/30/19)

The Small Cap Opportunities Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$1,223.70	1.64%	$9.04
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$1,222.00	1.89%	$10.41
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,015.42	1.89%	$9.44
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$1,219.00	2.39%	$13.15
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class Actual – after expense
reimbursement	$1,000.00	$1,224.90	1.44%	$7.94
Institutional Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Market Opportunities Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$1,257.00	1.40%	$7.83
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.85	1.40%	$7.00
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$1,255.50	1.65%	$9.23
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.61	1.65%	$8.25
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$1,251.80	2.15%	$12.00
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,014.13	2.15%	$10.74
Institutional Class Actual – after expense
reimbursement	$1,000.00	$1,258.10	1.20%	$6.72
Institutional Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,018.84	1.20%	$6.01

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2019 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/19 to
	(1/1/19)	(6/30/19)	Ratio	6/30/19)

The Alternative Income Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$1,016.40	0.95%	$4.75
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,020.08	0.95%	$4.76
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$1,015.30	1.20%	$6.00
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,018.84	1.20%	$6.01
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$1,012.70	1.70%	$8.48
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.36	1.70%	$8.50
Institutional Class Actual – after expense
reimbursement	$1,000.00	$1,017.60	0.75%	$3.75
Institutional Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,021.08	0.75%	$3.76

The Multi-Disciplinary Income Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$1,069.40	1.49%	$7.65
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.41	1.49%	$7.45
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$1,068.50	1.74%	$8.92
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.17	1.74%	$8.70
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$1,066.70	2.24%	$11.48
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,013.69	2.24%	$11.18
Institutional Class Actual – after expense
reimbursement	$1,000.00	$1,071.30	1.29%	$6.63
Institutional Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,018.40	1.29%	$6.46

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2019 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/19 to
	(1/1/19)	(6/30/19)	Ratio	6/30/19)

The Kinetics Spin-off and Corporate
Restructuring Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$1,265.10	1.45%	$8.14
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.61	1.45%	$7.25
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$1,264.70	1.50%	$8.42
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.36	1.50%	$7.50
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$1,260.20	2.25%	$12.61
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,013.64	2.25%	$11.23
Institutional Class Actual – after expense
reimbursement	$1,000.00	$1,267.10	1.25%	$7.03
Institutional Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,018.60	1.25%	$6.26

Note:   Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

* Expenses are equal to the Fund’s annualized expense ratio after expense reimbursement multiplied by the average account value over the period, multiplied by 181/365.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Allocation of Portfolio Assets
June 30, 2019 (Unaudited)

The Kinetics Spin-off and Corporate Restructuring Fund

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$8,444,403	38.1%
Manufacturing	3,091,756	13.9%
Real Estate and Rental and Leasing	2,431,901	11.0%
Information	1,986,850	9.0%
Management of Companies and Enterprises	1,554,124	7.0%
Administrative and Support and Waste Management and
Remediation Services	1,270,506	5.7%
Educational Services	897,039	4.1%
Finance and Insurance	521,546	2.4%
Accommodation and Food Services	495,360	2.2%
Transportation and Warehousing	430,500	1.9%
Arts, Entertainment, and Recreation	218,393	1.0%
Professional, Scientific, and Technical Services	28,750	0.1%
Retail Trade	28,416	0.1%

*	Excludes Short-Term Investments

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate
Restructuring Fund
Schedule of Investments — June 30, 2019 (Unaudited)

COMMON STOCKS — 96.45%	Shares	Value
Accommodation – 2.23%
Civeo Corporation*	288,000	$495,360
Administrative and Support Services – 5.73%
PayPal Holdings, Inc.*[c]	11,100	1,270,506
Beverage and Tobacco Product Manufacturing – 0.36%
Crimson Wine Group Limited*	10,000	80,000
Broadcasting (except Internet) – 6.75%
Cable One, Inc.	750	878,243
The E.W. Scripps Company – Class A	20,000	305,800
TEGNA, Inc.	11,600	175,740
Tribune Media Company – Class A	3,000	138,660
		1,498,443
Chemical Manufacturing – 0.28%
Prestige Consumer Healthcare, Inc.*	797	25,249
Rayonier Advanced Materials, Inc.	5,800	37,642
		62,891
Educational Services – 4.04%
Graham Holdings Company – Class B	1,300	897,039
Fabricated Metal Product Manufacturing – 0.88%
Masco Corporation	5,000	196,200
Funds, Trusts, and Other Financial Vehicles – 1.63%
Capital Southwest Corporation	17,300	362,435
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) – 0.03%
PrairieSky Royalty Limited	500	7,025
Machinery Manufacturing – 2.90%
The Manitowoc Company, Inc.*	8,025	142,845
Welbilt, Inc.*	30,000	501,000
		643,845
Management of Companies and Enterprises – 7.01%
Associated Capital Group, Inc. – Class Ac	33,600	1,256,640
Dundee Corporation – Class A*	48,400	37,186
Galaxy Digital Holdings Ltd.*	24,000	43,068
Icahn Enterprises LP	3,000	217,230
		1,554,124

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate
Restructuring Fund
Schedule of Investments — June 30, 2019 (Unaudited) — (Continued)

	Shares	Value

Medical Equipment and Supplies Manufacturing – 1.18%
Avanos Medical, Inc.*	6,000	$261,660
Miscellaneous Manufacturing – 4.61%
CSW Industrials, Inc.	15,000	1,022,250
Oil and Gas Extraction – 38.06%
Texas Pacific Land Trust[c]	10,730	8,444,402
Other Financial Investment Activities – 0.72%
GAMCO Investors, Inc. – Class A	8,300	159,111
Other Telecommunications – 1.39%
Liberty Broadband Corporation – Series A*	3,000	308,520
Publishing Industries (except Internet) – 0.81%
Gannett Company, Inc.	7,700	62,832
New Media Investment Group, Inc.	12,400	117,056
		179,888
Real Estate – 10.93%
Dream Unlimited Corp. – Class Ac	203,200	1,124,556
The Howard Hughes Corporation*[c]	10,500	1,300,320
		2,424,876
Scientific Research and Development Services – 0.13%
Rafael Holdings, Inc. – Class B*	1,000	28,750
Spectator Sports – 0.99%
Liberty Media Corp.-Liberty Braves – Class C*	1,590	44,472
Liberty Media Corp.-Liberty Formula One – Class A*	4,850	173,921
		218,393
Sporting Goods, Hobby, Musical Instrument, and Book Stores – 0.13%
Vista Outdoor, Inc.*	3,200	28,416
Transportation Equipment Manufacturing – 3.72%
General Electric Company	76,000	798,000
Wabtec Corp.	375	26,910
		824,910
Water Transportation – 1.94%
A.P. Moeller-Maersk A/S – Class B – ADR	70,000	430,500

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate
Restructuring Fund
Schedule of Investments — June 30, 2019 (Unaudited) — (Continued)

	Shares	Value

TOTAL COMMON STOCKS
(cost $13,075,421)		$21,399,544

SHORT-TERM INVESTMENTS – 3.68%
Money Market Funds – 0.00%
Fidelity Institutional Government Portfolio – Class I, 2.26%[b]	362	362

	Principal
	Amount
U.S. Treasury Obligations – 3.68%
United States Treasury Bills[f]
Maturity Date: 08/06/2019, Yield to Maturity 2.20%	$819,000	817,295
TOTAL SHORT-TERM INVESTMENTS
(cost $817,569)		817,657
TOTAL INVESTMENTS – 100.13%
(cost $13,892,990)		$22,217,201

Percentages are stated as a percent of net assets.
* — Non-income producing security.
[b] — The rate quoted is the annualized seven-day yield as of June 30, 2019.
[c] — Significant Investment. See note 6.
[f] — Level 2 Investment. See note 7.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities
June 30, 2019 (Unaudited)

	The Internet	The Global
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$138,780,513	$14,807,580
Receivable from Adviser	—	11,790
Receivable for Fund shares sold	338,036	670,185
Prepaid expenses and other assets	27,275	27,538
Total Assets	139,145,824	15,517,093
LIABILITIES:
Payable for Master Portfolio interest purchased	272,494	665,939
Payable to Adviser	3,630	—
Payable to Directors	2,736	284
Payable to Chief Compliance Officer	181	19
Payable for Fund shares repurchased	65,543	4,245
Payable for shareholder servicing fees	26,672	2,739
Payable for distribution fees	9,099	25,732
Accrued expenses and other liabilities	56,082	17,963
Total Liabilities	436,437	716,921
Net Assets	$138,709,387	$14,800,172
NET ASSETS CONSIST OF:
Paid in capital	$102,277,636	$11,283,898
Accumulated earnings	36,431,751	3,516,274
Net Assets	$138,709,387	$14,800,172
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$134,356,533	$7,927,672
Shares outstanding	3,568,263	1,133,566
Net asset value per share (offering price and redemption price)	$37.65	$6.99
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$3,146,740	$1,461,809
Shares outstanding	91,029	209,899
Net asset value per share (redemption price)	$34.57	$6.96
Offering price per share ($34.57 divided by .9425 and $6.96
divided by .9425)	$36.68	$7.38
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$1,206,114	$5,410,691
Shares outstanding	41,283	828,138
Net asset value per share (offering price and redemption price)	$29.22	$6.53

*  Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2019 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$812,193,045	$16,350,802
Receivable from Adviser	60,745	14,015
Receivable for Master Portfolio interest sold	41,705	6,614
Receivable for Fund shares sold	730,278	47
Prepaid expenses and other assets	69,606	23,225
Total Assets	813,095,379	16,394,703
LIABILITIES:
Payable to Directors	17,914	377
Payable to Chief Compliance Officer	1,234	27
Payable for Fund shares repurchased	771,983	6,661
Payable for shareholder servicing fees	127,907	3,344
Payable for distribution fees	167,896	754
Accrued expenses and other liabilities	198,180	19,010
Total Liabilities	1,285,114	30,173
Net Assets	$811,810,265	$16,364,530
NET ASSETS CONSIST OF:
Paid in capital	$457,185,882	$11,256,319
Accumulated earnings	354,624,383	5,108,211
Net Assets	$811,810,265	$16,364,530
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$366,468,773	$15,005,228
Shares outstanding	6,878,961	612,679
Net asset value per share (offering price and redemption price)	$53.27	$24.49
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$114,414,245	$1,184,822
Shares outstanding	2,224,275	50,517
Net asset value per share (redemption price)	$51.44	$23.45
Offering price per share ($51.44 divided by .9425 and $23.45
divided by .9425)	$54.58	$24.88
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$125,128,259	$174,480
Shares outstanding	2,624,600	7,737
Net asset value per share (offering price and redemption price)	$47.68	$22.55
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$205,798,988	N/A
Shares outstanding	3,824,552	N/A
Net asset value per share (offering price and redemption price)	$53.81	N/A

*  Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2019 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund

ASSETS:
Investments in the Master Portfolio, at value*	$313,189,159	$89,706,107
Receivable from Adviser	51,193	29,567
Receivable for Fund shares sold	466,063	608,998
Prepaid expenses and other assets	56,427	27,413
Total Assets	313,762,842	90,372,085
LIABILITIES:
Payable for Master Portfolio interest purchased	102,554	604,639
Payable to Directors	7,314	1,892
Payable to Chief Compliance Officer	442	131
Payable for Fund shares repurchased	363,509	4,359
Payable for shareholder servicing fees	55,285	15,738
Payable for distribution fees	32,995	30,829
Accrued expenses and other liabilities	84,274	33,547
Total Liabilities	646,373	691,135
Net Assets	$313,116,469	$89,680,950
NET ASSETS CONSIST OF:
Paid in capital	$247,228,529	$60,576,791
Accumulated earnings	65,887,940	29,104,159
Net Assets	$313,116,469	$89,680,950
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$206,433,372	$59,683,555
Shares outstanding	3,281,848	2,175,126
Net asset value per share (offering price and redemption price)	$62.90	$27.44
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$32,103,850	$7,592,067
Shares outstanding	527,398	281,429
Net asset value per share (redemption price)	$60.87	$26.98
Offering price per share ($60.87 divided by .9425 and $26.98
divided by .9425)	$64.58	$28.63
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$10,770,027	$10,926,597
Shares outstanding	185,873	423,533
Net asset value per share (offering price and redemption price)	$57.94	$25.80
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$63,809,220	$11,478,731
Shares outstanding	996,034	411,724
Net asset value per share (offering price and redemption price)	$64.06	$27.88

*  Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2019 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Fund	Fund

ASSETS:
Investments in the Master Portfolio, at value*	$18,663,077	$36,368,434
Receivable from Adviser	17,847	12,040
Receivable for Master Portfolio interest sold	—	33,178
Receivable for Fund shares sold	10,995	10,928
Prepaid expenses and other assets	42,630	20,152
Total Assets	18,734,549	36,444,732
LIABILITIES:
Payable for Master Portfolio interest purchased	6,767	—
Payable to Directors	434	840
Payable to Chief Compliance Officer	28	69
Payable for Fund shares repurchased	4,228	44,106
Payable for shareholder servicing fees	1,768	4,192
Payable for distribution fees	5,160	44,192
Accrued expenses and other liabilities	20,135	24,327
Total Liabilities	38,520	117,726
Net Assets	$18,696,029	$36,327,006
NET ASSETS CONSIST OF:
Paid in capital	$18,640,493	$38,873,941
Accumulated earnings (deficit)	55,536	(2,546,935)
Net Assets	$18,696,029	$36,327,006
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$4,025,929	$5,907,344
Shares outstanding	40,966	539,297
Net asset value per share (offering price and redemption price)	$98.27	$10.95
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$972,809	$2,536,033
Shares outstanding	10,026	232,663
Net asset value per share (redemption price)	$97.03	$10.90
Offering price per share ($97.03 divided by .9425 and $10.90
divided by .9425)	$102.95	$11.56
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$1,014,687	$7,787,453
Shares outstanding	10,866	722,504
Net asset value per share (offering price and redemption price)	$93.38	$10.78
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$12,682,604	$20,096,176
Shares outstanding	127,365	1,830,897
Net asset value per share (offering price and redemption price)	$99.58	$10.98

*  Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statement of Assets & Liabilities — (Continued)
June 30, 2019 (Unaudited)

The Kinetics
Spin-off and
Corporate
Restructuring
Fund

ASSETS:
Investments, at value(1)	$22,217,201
Cash	3,297
Dividends and interest receivable	8,127
Prepaid expenses and other assets	27,108
Total Assets	22,255,733
LIABILITIES:
Payable to Adviser	4,743
Payable to Directors	511
Payable to Chief Compliance Officer	40
Payable to custodian	1,021
Payable for Fund shares repurchased	13,597
Payable for shareholder servicing fees	2,198
Payable for distribution fees	5,446
Accrued expenses and other liabilities	40,436
Total Liabilities	67,992
Net Assets	$22,187,741
(1) Cost of investments	$13,892,990
NET ASSETS CONSIST OF:
Paid in capital	$14,947,278
Accumulated earnings	7,240,463
Net Assets	$22,187,741
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$14,481
Shares outstanding	1,172
Net asset value per share (offering price and redemption price)	$12.36
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$3,933,726
Shares outstanding	333,498
Net asset value per share (redemption price)	$11.80
Offering price per share ($11.80 divided by .9425)	$12.52
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$4,274,179
Shares outstanding	385,291
Net asset value per share (offering price and redemption price)	$11.09
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$13,965,355
Shares outstanding	1,177,676
Net asset value per share (offering price and redemption price)	$11.86

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations
For the Six Months Ended June 30, 2019 (Unaudited)

	The Internet	The Global
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$216,803	$34,684
Interest	445,567	67,092
Income from securities lending	69,726	2,972
Expenses allocated from Master Portfolio	(819,019)	(100,152)
Net investment income (loss) from Master Portfolio	(86,923)	4,596
EXPENSES:
Distribution fees – Advisor Class A	3,433	1,500
Distribution fees – Advisor Class C	4,312	17,809
Shareholder servicing fees – Advisor Class A	3,433	1,500
Shareholder servicing fees – Advisor Class C	1,437	5,936
Shareholder servicing fees – No Load Class	143,284	7,884
Transfer agent fees and expenses	49,931	8,892
Reports to shareholders	18,346	1,641
Administration fees	25,556	4,801
Professional fees	9,844	4,621
Directors’ fees	5,137	542
Chief Compliance Officer fees	1,040	113
Registration fees	28,916	25,457
Fund accounting fees	2,707	283
Other expenses	2,582	253
Total expenses	299,958	81,232
Less, expense reimbursement	—	(76,894)
Net expenses	299,958	4,338
Net investment income (loss)	(386,881)	258
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(83,368)	1,491
Net change in unrealized appreciation of:
Investments and foreign currency	39,601,372	3,020,967
Net gain on investments	39,518,004	3,022,458
Net increase in net assets resulting from operations	$39,131,123	$3,022,716
† Net of foreign taxes withheld of:	$733	$1,263

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2019 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$3,428,893	$263,383
Interest	1,218,874	1,119
Income from securities lending	101,259	8,289
Expenses allocated from Master Portfolio	(5,199,318)	(125,866)
Net investment income (loss) from Master Portfolio	(450,292)	146,925
EXPENSES:
Distribution fees – Advisor Class A	140,505	1,633
Distribution fees – Advisor Class C	444,144	1,015
Shareholder servicing fees – Advisor Class A	140,505	1,633
Shareholder servicing fees – Advisor Class C	148,048	338
Shareholder servicing fees – No Load Class	436,050	18,832
Shareholder servicing fees – Institutional Class	185,986	—
Transfer agent fees and expenses	98,857	10,628
Reports to shareholders	41,583	2,210
Administration fees	159,990	4,671
Professional fees	43,699	4,893
Directors’ fees	34,581	767
Chief Compliance Officer fees	7,262	163
Registration fees	47,606	25,982
Fund accounting fees	17,853	420
Other expenses	14,549	344
Total expenses	1,961,218	73,529
Less, expense waiver for Institutional Class shareholder
servicing fees	(139,490)	—
Less, expense reimbursement	(343,898)	(81,083)
Net expenses	1,477,830	(7,554)
Net investment income (loss)	(1,928,122)	154,479
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED
FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	3,536,182	514,085
Net change in unrealized appreciation of:
Investments and foreign currency	183,510,953	49,441
Net gain on investments	187,047,135	563,526
Net increase in net assets resulting from operations	$185,119,013	$718,005
† Net of foreign taxes withheld of:	$59,417	$16,187

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2019 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$1,194,517	$292,949
Interest	1,152,476	405,967
Income from securities lending	16,260	14,338
Expenses allocated from Master Portfolio	(2,078,578)	(574,092)
Net investment income from Master Portfolio	284,675	139,162
EXPENSES:
Distribution fees – Advisor Class A	28,645	8,830
Distribution fees – Advisor Class C	38,730	36,711
Shareholder servicing fees – Advisor Class A	28,645	8,830
Shareholder servicing fees – Advisor Class C	12,910	12,237
Shareholder servicing fees – No Load Class	272,922	67,852
Shareholder servicing fees – Institutional Class	53,331	10,507
Transfer agent fees and expenses	35,782	17,065
Reports to shareholders	24,668	4,596
Administration fees	63,598	19,078
Professional fees	19,894	8,600
Directors’ fees	13,765	3,682
Chief Compliance Officer fees	2,899	773
Registration fees	43,386	40,125
Fund accounting fees	6,977	1,926
Other expenses	5,095	1,545
Total expenses	651,247	242,357
Less, expense waiver for Institutional Class shareholder
servicing fees	(39,998)	(7,880)
Less, expense reimbursement	(175,503)	(202,037)
Net expenses	435,746	32,440
Net investment income (loss)	(151,071)	106,722
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized loss on:
Investments and foreign currency	(743,608)	(101,238)
Net change in unrealized appreciation of:
Investments and foreign currency	52,360,079	18,374,679
Net gain on investments	51,616,471	18,273,441
Net increase in net assets resulting from operations	$51,465,400	$18,380,163
† Net of foreign taxes withheld of:	$43,365	$4,763

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2019 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Fund	Fund
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends	$72,118	$120,059
Interest	150,187	915,297
Income from securities lending	—	12,373
Expenses allocated from Master Portfolio	(108,438)	(268,667)
Net investment income from Master Portfolio	113,867	779,062
EXPENSES:
Distribution fees – Advisor Class A	1,224	3,399
Distribution fees – Advisor Class C	3,847	29,238
Shareholder servicing fees – Advisor Class A	1,224	3,399
Shareholder servicing fees – Advisor Class C	1,282	9,746
Shareholder servicing fees – No Load Class	5,204	7,299
Shareholder servicing fees – Institutional Class	12,767	20,842
Transfer agent fees and expenses	11,746	13,432
Reports to shareholders	2,189	2,827
Administration fees	6,121	9,893
Professional fees	4,992	5,931
Directors’ fees	872	1,691
Chief Compliance Officer fees	180	362
Registration fees	32,280	45,558
Fund accounting fees	466	930
Other expenses	405	820
Total expenses	84,799	155,367
Less, expense waiver for Institutional Class shareholder
servicing fees	(9,575)	(15,632)
Less, expense reimbursement	(101,416)	(119,487)
Net expenses	(26,192)	20,248
Net investment income	140,059	758,814
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(20)	(17,612)
Written option contracts expired or closed	31,375	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	175,373	1,787,479
Written option contracts	(26,725)	—
Net gain on investments	180,003	1,769,867
Net increase in net assets resulting from operations	$320,062	$2,528,681

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statement of Operations — (Continued)
For the Six Months Ended June 30, 2019 (Unaudited)

The Kinetics
Spin-off and
Corporate
Restructuring
Fund
INVESTMENT INCOME:
Dividends†	$208,223
Interest	12,616
Total investment income	220,839
EXPENSES:
Distribution fees – Advisor Class A	4,845
Distribution fees – Advisor Class C	16,441
Shareholder servicing fees – Advisor Class A	4,845
Shareholder servicing fees – Advisor Class C	5,480
Shareholder servicing fees – No Load Class	17
Shareholder servicing fees – Institutional Class	13,447
Investment advisory fees	108,608
Transfer agent fees and expenses	11,886
Reports to shareholders	1,681
Administration fees	11,852
Professional fees	10,332
Directors’ fees	1,126
Chief Compliance Officer fees	212
Registration fees	37,675
Fund accounting fees	2,477
Custodian fees and expenses	2,674
Other expenses	437
Total expenses	234,035
Less, expense waiver for Institutional Class shareholder servicing fees	(10,085)
Less, expense reimbursement	(61,410)
Net expenses	162,540
Net investment income	58,299
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on:
Investments and foreign currency	222,060
Net change in unrealized appreciation of:
Investments and foreign currency	4,588,172
Net gain on investments	4,810,232
Net increase in net assets resulting from operations	$4,868,531
† Net of foreign taxes withheld of:	$2,350

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2019	December 31,	2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018

OPERATIONS:
Net investment income (loss)	$(386,881)	$(1,528,279)	$258	$(85,713)
Net realized gain (loss) on sale of
investments and foreign currency	(83,368)	32,297,461	1,491	(275,998)
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	39,601,372	(74,911,350)	3,020,967	(3,290,792)
Net increase (decrease) in net assets
resulting from operations	39,131,123	(44,142,168)	3,022,716	(3,652,503)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(29,829,211)	—	(4,521)
Advisor Class A (See Note 5)	—	(761,641)	—	(802)
Advisor Class C (See Note 5)	—	(385,282)	—	(3,643)
Total distributions to shareholders	—	(30,976,134)	—	(8,966)
CAPITAL SHARE TRANSACTIONS –
NO LOAD CLASS:
Proceeds from shares sold	2,472,540	15,506,662	1,197,309	1,114,685
Redemption fees	1,086	71,771	275	5,543
Proceeds from shares issued to holders
in reinvestment of dividends	—	29,208,393	—	4,459
Cost of shares redeemed	(8,237,807)	(32,343,565)	(505,571)	(2,135,351)
Net increase (decrease) in net assets
resulting from capital
share transactions	(5,764,181)	12,443,261	692,013	(1,010,664)
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS A:
Proceeds from shares sold	143,583	1,208,292	228,097	160,717
Redemption fees	—	2,647	194	75
Proceeds from shares issued to holders
in reinvestment of dividends	—	701,010	—	733
Cost of shares redeemed	(381,949)	(1,754,869)	(73,923)	(336,656)
Net increase (decrease) in net assets
resulting from capital
share transactions	(238,366)	157,080	154,368	(175,131)
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS C:
Proceeds from shares sold	47,452	617,031	161,303	542,381
Redemption fees	—	673	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	378,088	—	3,544
Cost of shares redeemed	(280,327)	(816,194)	(191,580)	(380,036)
Net increase (decrease) in net assets
resulting from capital
share transactions	(232,875)	179,598	(30,277)	165,889

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2019	December 31,	2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	$32,895,701	$(62,338,363)	$3,838,820	$(4,681,375)
NET ASSETS:
Beginning of period	105,813,686	168,152,049	10,961,352	15,642,727
End of period	$138,709,387	$105,813,686	$14,800,172	$10,961,352
CHANGES IN SHARES OUTSTANDING –
NO LOAD CLASS:
Shares sold	70,605	312,559	178,486	160,540
Shares issued in reinvestments of
dividends and distributions	—	1,071,144	—	815
Shares redeemed	(263,120)	(730,044)	(81,677)	(323,558)
Net increase (decrease) in
shares outstanding	(192,515)	653,659	96,809	(162,203)
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS A:
Shares sold	4,642	26,425	36,127	23,309
Shares issued in reinvestments of
dividends and distributions	—	27,962	—	134
Shares redeemed	(12,857)	(40,084)	(12,053)	(50,489)
Net increase (decrease) in
shares outstanding	(8,215)	14,303	24,074	(27,046)
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS C:
Shares sold	1,784	14,737	25,514	84,067
Shares issued in reinvestments of
dividends and distributions	—	17,801	—	691
Shares redeemed	(10,782)	(24,012)	(33,469)	(68,137)
Net increase (decrease) in
shares outstanding	(8,998)	8,526	(7,955)	16,621

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2019	December 31,	2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018

OPERATIONS:
Net investment income (loss)	$(1,928,122)	$(8,440,870)	$154,479	$176,963
Net realized gain on sale of investments
and foreign currency	3,536,182	126,256,576	514,085	1,558,346
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	183,510,953	(161,220,219)	49,441	(1,464,481)
Net increase (decrease) in net assets
resulting from operations	185,119,013	(43,404,513)	718,005	270,828
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(28,537,272)	—	(1,297,367)
Advisor Class A (See Note 5)	—	(9,460,887)	—	(114,972)
Advisor Class C (See Note 5)	—	(10,598,549)	—	(28,691)
Institutional Class (See Note 5)	—	(14,412,154)	N/A	N/A
Total distributions to shareholders	—	(63,008,862)	—	(1,441,030)
CAPITAL SHARE TRANSACTIONS –
NO LOAD CLASS:
Proceeds from shares sold	13,170,005	82,815,246	120,481	275,511
Redemption fees	5,457	36,638	4	600
Proceeds from shares issued to holders
in reinvestment of dividends	—	27,524,795	—	1,275,339
Cost of shares redeemed	(29,444,400)	(101,236,433)	(578,677)	(1,751,133)
Net increase (decrease) in net assets
resulting from capital
share transactions	(16,268,938)	9,140,246	(458,192)	(199,683)
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS A:
Proceeds from shares sold	9,032,075	21,835,533	2,720	43,479
Redemption fees	—	435	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	8,391,508	—	106,203
Cost of shares redeemed	(17,605,898)	(26,515,410)	(192,629)	(1,718,121)
Net increase (decrease) in net assets
resulting from capital
share transactions	(8,573,823)	3,712,066	(189,909)	(1,568,439)
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS C:
Proceeds from shares sold	2,339,619	4,108,371	—	6,203
Redemption fees	419	233	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	9,940,055	—	17,314
Cost of shares redeemed	(6,266,486)	(15,531,853)	(158,873)	(60,909)
Net decrease in net assets resulting
from capital share transactions	(3,926,448)	(1,483,194)	(158,873)	(37,392)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2019	December 31,	2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018

CAPITAL SHARE TRANSACTIONS –
INSTITUTIONAL CLASS:
Proceeds from shares sold	$29,813,835	$55,326,340	$ N/A	$ N/A
Redemption fees	17,338	667	N/A	N/A
Proceeds from shares issued to holders
in reinvestment of dividends	—	12,639,473	N/A	N/A
Cost of shares redeemed	(17,549,379)	(104,577,445)	N/A	N/A
Net increase (decrease) in net assets
resulting from capital
share transactions	12,281,794	(36,610,965)	N/A	N/A
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	168,631,598	(131,655,222)	(88,969)	(2,975,716)
NET ASSETS:
Beginning of period	643,178,667	774,833,889	16,453,499	19,429,215
End of period	$811,810,265	$643,178,667	$16,364,530	$16,453,499
CHANGES IN SHARES OUTSTANDING –
NO LOAD CLASS:
Shares sold	264,550	1,519,083	4,922	10,660
Shares issued in reinvestments of
dividends and distributions	—	666,945	—	55,235
Shares redeemed	(597,177)	(1,993,617)	(23,576)	(68,554)
Net increase (decrease) in
shares outstanding	(332,627)	192,411	(18,654)	(2,659)
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS A:
Shares sold	191,096	412,429	119	1,803
Shares issued in reinvestments of
dividends and distributions	—	210,314	—	4,797
Shares redeemed	(357,512)	(530,967)	(8,241)	(70,696)
Net increase (decrease) in
shares outstanding	(166,416)	91,776	(8,122)	(64,096)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2019	December 31,	2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018

CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS C:
Shares sold	50,571	83,476	—	261
Shares issued in reinvestments of
dividends and distributions	—	268,071	—	811
Shares redeemed	(139,520)	(328,265)	(7,024)	(2,576)
Net increase (decrease) in
shares outstanding	(88,949)	23,282	(7,024)	(1,504)
CHANGES IN SHARES OUTSTANDING –
INSTITUTIONAL CLASS:
Shares sold	600,611	1,056,356	N/A	N/A
Shares issued in reinvestments of
dividends and distributions	—	303,541	N/A	N/A
Shares redeemed	(349,070)	(2,078,833)	N/A	N/A
Net increase (decrease) in
shares outstanding	251,541	(718,936)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2019	December 31,	2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018
OPERATIONS:
Net investment income (loss)	$(151,071)	$(1,690,146)	$106,722	$(515,996)
Net realized gain (loss) on sale of
investments and foreign currency	(743,608)	1,459,768	(101,238)	3,265,471
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	52,360,079	(7,770,718)	18,374,679	(12,163,458)
Net increase (decrease) in net assets
resulting from operations	51,465,400	(8,001,096)	18,380,163	(9,413,983)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	—	—	(4,071,130)
Advisor Class A (See Note 5)	—	—	—	(550,627)
Advisor Class C (See Note 5)	—	—	—	(756,822)
Institutional Class (See Note 5)	—	—	—	(797,447)
Total distributions to shareholders	—	—	—	(6,176,026)
CAPITAL SHARE TRANSACTIONS –
NO LOAD CLASS:
Proceeds from shares sold	80,161,987	143,962,162	1,849,540	11,158,690
Redemption fees	10,673	105,311	5,730	22,294
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	4,049,701
Cost of shares redeemed	(75,197,176)	(107,174,264)	(2,890,837)	(7,907,108)
Net increase (decrease) in net assets
resulting from capital
share transactions	4,975,484	36,893,209	(1,035,567)	7,323,577
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS A:
Proceeds from shares sold	21,856,703	10,894,936	489,278	2,608,472
Redemption fees	260	42	—	1,069
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	488,996
Cost of shares redeemed	(3,376,109)	(11,614,360)	(915,188)	(2,750,126)
Net increase (decrease) in net assets
resulting from capital
share transactions	18,480,854	(719,382)	(425,910)	348,411

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2019	December 31,	2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS C:
Proceeds from shares sold	$1,736,716	$2,267,642	$660,858	$2,488,206
Redemption fees	—	61	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	710,825
Cost of shares redeemed	(1,235,078)	(1,950,729)	(419,538)	(898,991)
Net increase in net assets resulting
from capital share transactions	501,638	316,974	241,320	2,300,040
CAPITAL SHARE TRANSACTIONS –
INSTITUTIONAL CLASS:
Proceeds from shares sold	20,655,316	59,836,127	760,160	4,583,098
Redemption fees	281	194	—	3,077
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	772,205
Cost of shares redeemed	(6,245,393)	(46,387,833)	(1,140,478)	(4,061,116)
Net increase (decrease) in net assets
resulting from capital
share transactions	14,410,204	13,448,488	(380,318)	1,297,264
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	89,833,580	41,938,193	16,779,688	(4,320,717)
NET ASSETS:
Beginning of period	223,282,889	181,344,696	72,901,262	77,221,979
End of period	$313,116,469	$223,282,889	$89,680,950	$72,901,262
CHANGES IN SHARES OUTSTANDING –
NO LOAD CLASS:
Shares sold	1,323,534	2,475,834	72,712	409,732
Shares issued in reinvestments of
dividends and distributions	—	—	—	184,918
Shares redeemed	(1,238,543)	(1,892,831)	(118,491)	(293,818)
Net increase (decrease) in
shares outstanding	84,991	583,003	(45,779)	300,832

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2019	December 31,	2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS A:
Shares sold	373,002	181,646	19,817	96,994
Shares issued in reinvestments of
dividends and distributions	—	—	—	22,681
Shares redeemed	(56,519)	(206,344)	(37,359)	(106,854)
Net increase (decrease) in
shares outstanding	316,483	(24,698)	(17,542)	12,821
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS C:
Shares sold	31,208	42,783	27,642	95,868
Shares issued in reinvestments of
dividends and distributions	—	—	—	34,389
Shares redeemed	(21,496)	(36,924)	(17,467)	(35,654)
Net increase in shares outstanding	9,712	5,859	10,175	94,603
CHANGES IN SHARES OUTSTANDING –
INSTITUTIONAL CLASS:
Shares sold	332,808	1,013,611	29,978	164,990
Shares issued in reinvestments of
dividends and distributions	—	—	—	34,737
Shares redeemed	(102,969)	(775,830)	(45,605)	(150,570)
Net increase (decrease) in
shares outstanding	229,839	237,781	(15,627)	49,157

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2019	December 31,	2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018

OPERATIONS:
Net investment income	$140,059	$212,204	$758,814	$1,740,685
Net realized gain (loss) on sale of
investments, foreign currency and
written options	31,355	12,211	(17,612)	(106,042)
Net change in unrealized appreciation
(depreciation) of investments, foreign
currency and written options	148,648	(52,473)	1,787,479	(2,045,258)
Net increase (decrease) in net assets
resulting from operations	320,062	171,942	2,528,681	(410,615)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(33,323)	(43,839)	(126,497)	(279,550)
Advisor Class A (See Note 5)	(6,915)	(7,366)	(54,636)	(135,583)
Advisor Class C (See Note 5)	(5,010)	(2,517)	(141,080)	(274,465)
Institutional Class (See Note 5)	(114,042)	(157,514)	(464,434)	(1,052,523)
Total distributions to shareholders	(159,290)	(211,236)	(786,647)	(1,742,121)
CAPITAL SHARE TRANSACTIONS –
NO LOAD CLASS:
Proceeds from shares sold	276,602	1,775,799	545,480	1,580,972
Redemption fees	—	693	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	29,248	38,990	122,822	269,844
Cost of shares redeemed	(580,323)	(2,508,132)	(1,168,891)	(2,346,967)
Net decrease in net assets resulting
from capital share transactions	(274,473)	(692,650)	(500,589)	(496,151)
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS A:
Proceeds from shares sold	129,033	200,164	45,226	740,005
Proceeds from shares issued to holders
in reinvestment of dividends	6,610	7,098	47,547	120,015
Cost of shares redeemed	(103,345)	(769,557)	(498,509)	(2,516,680)
Net increase (decrease) in net assets
resulting from capital
share transactions	32,298	(562,295)	(405,736)	(1,656,660)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2019	December 31,	2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018

CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS C:
Proceeds from shares sold	$—	$100,725	$250,451	$2,550,446
Proceeds from shares issued to holders
in reinvestment of dividends	4,673	2,361	121,618	240,821
Cost of shares redeemed	(105,110)	(506,070)	(674,206)	(1,640,422)
Net increase (decrease) in net assets
resulting from capital
share transactions	(100,437)	(402,984)	(302,137)	1,150,845
CAPITAL SHARE TRANSACTIONS –
INSTITUTIONAL CLASS:
Proceeds from shares sold	1,320,103	2,595,166	863,716	4,284,382
Redemption fees	—	21	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	114,001	157,456	459,890	1,044,349
Cost of shares redeemed	(1,578,824)	(5,023,911)	(2,769,293)	(13,935,784)
Net increase (decrease) in net assets
resulting from capital
share transactions	(144,720)	2,271,268	(1,445,687)	(8,607,053)
TOTAL DECREASE IN NET ASSETS:	(326,560)	(3,968,491)	(912,115)	(11,761,755)
NET ASSETS:
Beginning of period	19,022,589	22,991,080	37,239,121	49,000,876
End of period	$18,696,029	$19,022,589	$36,327,006	$37,239,121
CHANGES IN SHARES OUTSTANDING –
NO LOAD CLASS:
Shares sold	2,825	18,217	50,167	144,240
Shares issued in reinvestments of
dividends and distributions	298	401	11,291	25,153
Shares redeemed	(5,920)	(25,771)	(108,823)	(215,707)
Net decrease in shares outstanding	(2,797)	(7,153)	(47,365)	(46,314)
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS A:
Shares sold	1,337	2,079	4,133	67,860
Shares issued in reinvestments of
dividends and distributions	68	74	4,394	11,231
Shares redeemed	(1,068)	(8,043)	(46,016)	(232,124)
Net increase (decrease) in
shares outstanding	337	5,890	(37,489)	(153,033)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2019	December 31,	2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018

CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS C:
Shares sold	—	1,088	23,366	237,920
Shares issued in reinvestments of
dividends and distributions	50	25	11,363	22,803
Shares redeemed	(1,132)	(5,485)	(62,890)	(153,690)
Net increase (decrease) in
shares outstanding	(1,082)	(4,372)	(28,161)	107,033
CHANGES IN SHARES OUTSTANDING –
INSTITUTIONAL CLASS:
Shares sold	13,293	26,221	79,109	391,889
Shares issued in reinvestments of
dividends and distributions	1,147	1,595	42,180	97,116
Shares redeemed	(15,886)	(50,795)	(253,477)	(1,279,794)
Net increase (decrease) in
shares outstanding	(1,446)	22,979	(132,188)	(790,789)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statements of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and
	Corporate Restructuring Fund
	For the
	Period Ended	For the
	June 30,	Year Ended
	2019	December 31,
	(Unaudited)	2018
OPERATIONS:
Net investment income (loss)	$58,299	$(166,846)
Net realized gain (loss) on sale of investments and foreign currency	222,060	(117,499)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	4,588,172	(1,246,793)
Net increase (decrease) in net assets resulting from operations	4,868,531	(1,531,138)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(506)
Advisor Class A (See Note 5)	—	(153,489)
Advisor Class C (See Note 5)	—	(201,832)
Institutional Class (See Note 5)	—	(525,309)
Total distributions to shareholders	—	(881,136)
CAPITAL SHARE TRANSACTIONS – NO LOAD CLASS:
Proceeds from shares sold	—	2,600
Proceeds from shares issued to holders in reinvestment of dividends	—	506
Cost of shares redeemed	—	—
Net increase in net assets resulting from capital share transactions	—	3,106
CAPITAL SHARE TRANSACTIONS – ADVISOR CLASS A:
Proceeds from shares sold	261,907	83,577
Proceeds from shares issued to holders in reinvestment of dividends	—	149,160
Cost of shares redeemed	(500,430)	(823,693)
Net decrease in net assets resulting from capital share transactions	(238,523)	(590,956)
CAPITAL SHARE TRANSACTIONS – ADVISOR CLASS C:
Proceeds from shares sold	21,995	40,259
Proceeds from shares issued to holders in reinvestment of dividends	—	201,572
Cost of shares redeemed	(880,877)	(1,087,034)
Net decrease in net assets resulting from capital share transactions	(858,882)	(845,203)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statement of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and
	Corporate Restructuring Fund
	For the
	Period Ended	For the
	June 30,	Year Ended
	2019	December 31,
	(Unaudited)	2018
CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS
Proceeds from shares sold	$236,671	$300,943
Proceeds from shares issued to holders in reinvestment of dividends	—	442,957
Cost of shares redeemed	(538,519)	(2,088,988)
Net decrease in net assets resulting from capital share transactions	(301,848)	(1,345,088)
TOTAL INCREASE (DECREASE) IN NET ASSETS:	3,469,278	(5,190,415)
NET ASSETS:
Beginning of period	18,718,463	23,908,878
End of period	$22,187,741	$18,718,463
CHANGES IN SHARES OUTSTANDING – NO LOAD CLASS:
Shares sold	—	195
Shares issued in reinvestments of dividends and distributions	—	52
Shares redeemed	—	—
Net increase in shares outstanding	—	247
CHANGES IN SHARES OUTSTANDING – ADVISOR CLASS A:
Shares sold	24,171	6,872
Shares issued in reinvestments of dividends and distributions	—	16,073
Shares redeemed	(44,882)	(73,949)
Net decrease in shares outstanding	(20,711)	(51,004)
CHANGES IN SHARES OUTSTANDING – ADVISOR CLASS C:
Shares sold	2,038	3,328
Shares issued in reinvestments of dividends and distributions	—	23,010
Shares redeemed	(84,024)	(102,216)
Net decrease in shares outstanding	(81,986)	(75,878)
CHANGES IN SHARES OUTSTANDING – INSTITUTIONAL CLASS:
Shares sold	20,061	25,225
Shares issued in reinvestments of dividends and distributions	—	47,528
Shares redeemed	(48,097)	(182,315)
Net decrease in shares outstanding	(28,036)	(109,562)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements
June 30, 2019 (Unaudited)

1. Organization
Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Alternative Income Fund (“Alternative Income”), The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”) and The Kinetics Spin-off and Corporate Restructuring Fund (“Spin-off Fund”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Alternative Income), February 11, 2008 (Multi-Disciplinary Income) and May 4, 2007 (Spin-off Fund). The Spin-off Fund completed a plan of reorganization at the close of business on December 8, 2017 to begin operations under the Company. Prior to December 8, 2017, the Spin-off Fund, was known as Horizon Spin-off and Corporate Restructuring a series of Investment Managers Series Trust. Each series, except the Spin-off Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”). The Spin-off Fund does not invest all of its investable assets in a Master Portfolio and will directly acquire and manage its own portfolio of securities.
On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, June 29, 2007, with respect to Alternative Income, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company, except for the Spin-off Fund, entered into a master-feeder fund structure. By entering into this structure, each series, except for the Spin-off Fund, (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2019, is as follows:

Interest in
Master Portfolio
The Internet Fund	99.978%
The Global Fund	99.930%
The Paradigm Fund	97.702%
The Medical Fund	99.772%
The Small Cap Opportunities Fund	99.978%
The Market Opportunities Fund	99.968%
The Alternative Income Fund	99.317%
The Multi-Disciplinary Income Fund	99.484%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.
As of June 30, 2019, each of the Funds offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.
As of June 30, 2019, each of the Funds offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.
As of June 30, 2019, each of the Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.
As of June 30, 2019, the Paradigm, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. The Adviser has contractually agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

Each class of shares for each Feeder Fund and the Spin-off Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund and the Spin-off Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.
Refer to the Master Portfolios’ financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.
2. Significant Accounting Policies
Security Valuation
Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange,

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at June 30, 2019.
Bitcoin
The Master Portfolios and Spin-off Fund may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Trust’s bitcoin investments. At June 30, 2019, 23.4%, 16.0%, 3.6%, 1.5%, and 10.1% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non qualifying income under subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and it’s Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.
Repurchase Agreements
Each Master Portfolio and the Spin-off Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

in repurchase agreements, it is the Trust’s policy that the Master Portfolios and Spin-off Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio and Spin-off Fund in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio and Spin-off Fund may be delayed or limited.
Written Options
The Master Portfolios and Spin-off Fund may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio or Spin-off Fund writes an option, an amount equal to the premium received by the Master Portfolio or Spin-off Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio or Spin-off Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio or Spin-off Fund enters into a closing purchase transaction, the Master Portfolio or Spin-off Fund realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio or Spin-off Fund realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, each of the Master Portfolios and Spin-off Fund are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or unencumbered, liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

Foreign Currency Translations
The books and records of the Master Portfolios and Spin-off Fund are maintained in U.S. dollars. For the Master Portfolios and Spin-off Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios and Spin-off Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios and Spin-off Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities
The Master Portfolios and Spin-off Fund may invest in restricted securities. These securities are valued by the Master Portfolios and Spin-off Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios and Spin-off Fund have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolio and Spin-off Fund’s Adviser under the supervision of the Board of Trustees/Directors. At June 30, 2019, the following Master Portfolios and Spin-off Fund held securities restricted to institutional investors (144A securities):

		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Income Portfolio	$9,062,233	24.79%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At June 30, 2019, the following Master Portfolios and Spin-off Fund held illiquid securities:

			Percentage of
	Market Value		Net Assets
The Internet Portfolio	$—	*	0.00%
The Paradigm Portfolio	—	*	0.00%
The Multi-Disciplinary Income Portfolio	160,760		0.44%

* Amount is less than $0.50

When-Issued Securities
The Master Portfolios and Spin-off Fund may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios and Spin-off Fund record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios and Spin-off Fund maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.
Securities Lending
Each Master Portfolio and Spin-off Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1 / 3 % of the total assets of each Master Portfolio and Spin-off Fund (including any collateral posted) or 50% of the total assets of each Master Portfolio and Spin-off Fund (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios and Spin-off Fund receive interest on the collateral received as well as a fee for the securities loaned.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

Expense Allocation
Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.
Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.
Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code. It is intended that the Spin-off Fund will be managed to satisfy the requirements of subchapter M of the Internal Revenue Code.
The consolidated financial statements include the accounts of Cayman, Ltd., Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (“Cayman” or “Delaware”, respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. The investment of up to 25% of a Master Portfolio’s assets in the Subsidiaries is a structure that has been used by a number of Registered Investment Companies (“RICs”), avoiding bad income generation by indirectly making commodities-related investments. These investments would not generate qualifying income if they were made directly by the RIC. Section 851(b) of the Internal Revenue Code provides that income earned by a CFC or controlled subsidiary, such as the Subsidiaries, will be treated as qualifying income for a RIC provided the Subsidiaries distribute those earnings out to the RIC each year. If the IRS were to determine that income derived from a Master Portfolio’s investment in its Subsidiaries do not constitute qualifying income

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, then the corresponding Feeder Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In that event, a Feeder Fund’s taxable income would be subject to tax at the Feeder Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Feeder Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.
It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders.
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and realized gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2019, open tax years include the tax years ended December 31, 2015 through December 31, 2018. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (”GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Company’s understanding of the applicable country’s tax rules and rates.
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios and Spin-off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets. The Spinoff Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.
The Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate through at least May 1, 2020. The Adviser may discontinue the waiver/reimbursement at any time after May 1, 2020; these waivers/reimbursements are not subject to recapture. Operating expenses exclude brokerage commissions, borrowing costs on

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

securities sold short, short dividends, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses. Below are operating expense limitations by each share class of each of the funds:

	The Internet	The Global
	Fund	Fund
No Load Class	1.89%	1.39%
Class A	2.14%	1.64%
Class C	2.64%	2.14%

	The Paradigm	The Medical
	Fund	Fund
No Load Class	1.64%	1.39%
Class A	1.89%	1.64%
Class C	2.39%	2.14%
Institutional Class	1.44%	N/A

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
No Load Class	1.64%	1.40%
Class A	1.89%	1.65%
Class C	2.39%	2.15%
Institutional Class	1.44%	1.20%

	The	The Multi-
	Alternative	Disciplinary
	Income	Income
	Fund	Fund
No Load Class	0.95%	1.49%
Class A	1.20%	1.74%
Class C	1.70%	2.24%
Institutional Class	0.75%	1.29%

	The
	Spin-off
	Fund
No Load Class	1.45%
Class A	1.50%
Class C	2.25%
Institutional Class	1.25%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

For the period ended June 30, 2019, the rate earned by the Adviser from the Master Portfolios and Spin-off Fund and the waived fees/reimbursed expenses for the Funds are as follows:

	The Internet	The Global
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$—	$76,894

	The Paradigm	The Medical
	Fund	Fund

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$343,898	$81,083
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$139,490	N/A

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$175,503	$202,037
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$39,998	$7,880

	The	The Multi-
	Alternative	Disciplinary
	Income	Income
	Fund	Fund
Annual Advisory Rate	0.90%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$101,416	$119,487
Expenses Reimbursed by Adviser through
institutional class shareholder
servicing fee waiver	$9,575	$15,632

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

The
Spin-off
Fund
Annual Advisory Rate	1.00%

Expenses Reimbursed by Adviser through
voluntary waiver	$61,410

Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$10,085

The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Funds’ average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Funds’ average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Funds’ average daily net assets attributable to Institutional Class shares until at least May 1, 2020. For the period ended June 30, 2019, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spinoff Funds.

Shareholder Servicing
Expenses for the
period ended
June 30, 2019
The Internet Fund	$148,154
The Global Fund	15,320
The Paradigm Fund	910,589
The Medical Fund	20,803
The Small Cap Opportunities Fund	367,808
The Market Opportunities Fund	99,426
The Alternative Income Fund	20,477
The Multi-Disciplinary Income Fund	41,286
The Spin-off Fund	23,789

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.
For the period ended June 30, 2019, the Funds were allocated approximately $13,000 for the services of the Chief Compliance Officer employed by the Adviser.
The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan”). One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the period ended June 30, 2019, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses for
	the period ended
	June 30, 2019
	Advisor Class A	Advisor Class C
The Internet Fund	$3,433	$4,312
The Global Fund	1,500	17,809
The Paradigm Fund	140,505	444,144
The Medical Fund	1,633	1,015
The Small Cap Opportunities Fund	28,645	38,730
The Market Opportunities Fund	8,830	36,711
The Alternative Income Fund	1,224	3,847
The Multi-Disciplinary Income Fund	3,399	29,238
The Spin-off Fund	4,845	16,441

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

Distributor Sales
Load Fees for the
period ended
June 30, 2019
The Internet Fund	$—
The Global Fund	69
The Paradigm Fund	9,298
The Medical Fund	—
The Small Cap Opportunities Fund	2,233
The Market Opportunities Fund	751
The Alternative Income Fund	537
The Multi-Disciplinary Income Fund	122
The Spin-off Fund	3

4. Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2018, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE/(DECREASE)
	Accumulated
	Earnings
	(Deficit)	Paid In Capital
The Internet Fund	$(3,671,159)	$3,671,159
The Global Fund	96,636	(96,636)
The Paradigm Fund	63,983,762	(63,983,762)
The Medical Fund	(135,633)	135,633
The Small Cap Opportunities Fund	8,444,103	(8,444,103)
The Market Opportunities Fund	5,499,335	(5,499,335)
The Alternative Income Fund	2,172,468	(2,172,468)
The Multi-Disciplinary Income Fund	—	—
The Spin-off Fund	305,339	(305,339)

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

5. Income Taxes
At December 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

	Internet	Global	Paradigm	Medical
Net Unrealized Appreciation
(Depreciation)	$(4,479,838)	$821,657	$171,515,040	$4,211,630
Undistributed Ordinary Income	584,678	—	—	33,026
Undistributed Long-Term
Capital Gains	1,370,903	—	—	145,550
Total Distributable Earnings	$1,955,581	$—	$—	$178,576
Other Accumulated Loss	(175,115)	(328,099)	(2,009,670)	—
Total Accumulated Gain (Loss)	$(2,699,372)	$493,558	$169,505,370	$4,390,206

				Multi-
	Small Cap	Market	Alternative	Disciplinary
	Opportunities	Opportunities	Income	Income
Net Unrealized Appreciation
(Depreciation)	$18,831,624	$11,178,621	$(99,324)	$(2,723,858)
Undistributed Ordinary Income	—	—	20,837	46,024
Undistributed Long-Term
Capital Gains	—	—	—	—
Total Distributable Earnings	$—	$—	$20,837	$46,024
Other Accumulated Loss	(4,409,084)	(454,625)	(26,749)	(1,611,135)
Total Accumulated Gain (Loss)	$14,422,540	$10,723,996	$(105,236)	$(4,288,969)

	Spin-off
	Fund
Net Unrealized Appreciation	$3,971,944
Undistributed Ordinary Income	—
Undistributed Long-Term
Capital Gains	—
Total Distributable Earnings	$—
Other Accumulated Loss	(1,600,012)
Total Accumulated Gain	$2,371,932

At December 31, 2018, the Funds had no accumulated net realized capital loss carryforwards that will expire in 2019.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

At December 31, 2018, the Global Fund had $137,054 in short-term capital loss carryforwards without expiration and $190,565 in long-term capital loss carryforwards without expiration. The Multi-Disciplinary Income Fund had $6,135 in short-term capital loss carryforwards without expiration and $1,605,000 in long-term capital loss carryforwards without expiration.
For the year ended December 31, 2018, the following Funds utilized capital loss carryforwards:

Capital Loss
Carryforward
The Internet Fund	$—
The Global Fund	—
The Paradigm Fund	60,551,088
The Medical Fund	—
The Small Cap Opportunities Fund	1,512,633
The Market Opportunities Fund	—
The Alternative Income Fund	31,179
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	—

For the year ended December 31, 2018, the Paradigm Fund, the Small Cap Opportunities Fund, the Market Opportunities Fund and the Alternative Income Fund had $55,234,994, $6,712,069, $906,590 and $2,172,468 of capital loss carryforwards expire without being utilized.
At December 31, 2018, the following Funds deferred, on a tax basis, post-October losses:

	Late Year	Post-October
	Ordinary	Capital Loss
	Loss Deferral	Deferral
The Internet Fund	$—	$—
The Global Fund	(480)	—
The Paradigm Fund	(1,768,802)	—
The Medical Fund	—	—
The Small Cap Opportunities Fund	(3,865,853)	(40,662)
The Market Opportunities Fund	(275,163)	(164,377)
The Alternative Income Fund	—	—
The Multi-Disciplinary Income Fund	—	—
The Spin-off Fund	(102,987)	(1,003,864)

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

The tax components of dividends paid during the six month period ended June 30, 2019 and the year ended December 31, 2018, are:

	The Internet Fund		The Global Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2019	$—	$—	$—	$—
2018	$777,455	$30,198,679	$—	$8,966

	The Paradigm Fund		The Medical Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2019	$—	$—	$—	$—
2018	$—	$63,008,862	$176,000	$1,265,030

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2019	$—	$—	$—	$—
2018	$—	$—	$4,281,585	$1,894,441

	The Alternative		The Multi-Disciplinary
	Income Fund		Income Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2019	$159,290	$—	$786,647	$—
2018	$211,236	$—	$1,742,121	$—

The Spin-off
Fund
	Ordinary	Long-Term
	Income	Capital Gains
	Distribution	Distribution
2019	$—	$—
2018	$71,090	$810,046

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

Each Feeder Fund and the Spin-off Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Feeder Funds and the Spin-off Fund related to net capital gain to zero for the tax year ended December 31, 2018.
6. Securities Transactions, Tax Cost and Significant Investments – The Spin-off Fund
Purchases and sales of investment securities, other than short-term investments and short-term options, for the six month period ended June 30, 2019, were as follows for the Spin-off Fund:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Spin-off Fund	$—	$425,023	$—	$844,516

As of December 31, 2018, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows for the Spin-off Fund:

The Spin-off
Fund
Tax Cost of Investments	$14,739,313
Unrealized Appreciation	7,799,439
Unrealized Depreciation	(3,827,495)
Net Unrealized Appreciation	$3,971,944

Significant Investments
The Spin-off Fund may invest a greater percentage of its assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) exposes the portfolio to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2019, Spin-off Fund invested approximately 60% of its net assets in individual securities greater than 5% of net assets. Please see the Schedule of Investments for further details.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

7. Summary of Fair Value Exposure – Spin-off Fund
Various inputs are used in determining the value of the Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Spin-off Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value The Spin-off Fund’s net assets as of June 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,399,544	$—	$—	$21,399,544
Short-Term Investments	362	817,295	—	817,657
Total Investments in Securities	$21,399,906	$817,295	$—	$22,217,201

As of June 30, 2019, there were no investments in Level 3 securities. During the six-month period ended June 30, 2019, there were no transfers into or out of Level 3.

^ See Schedule of Investments for breakout of investments by industry classification.

8. Investment Adviser
The Spin-off Fund entered into Investment Advisory Agreements (the “Agreement”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Spin-off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Spin-off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Spin-off Fund’s average daily net assets. For the period ended June 30, 2019, Spin-off Fund incurred $108,608 in expenses pursuant to the Agreement.
9. Subsequent Events
In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.
10. Tax Information (Unaudited)
The Internet, Medical, Market Opportunities, and Spin-off Funds designated 18%, 100%, 8% and 100%, respectively, of dividends declared after December 31, 2018, from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The Internet, Medical, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off Funds designated 3%, 12%, 76%, 100%, 100% and 8%, respectively, as ordinary income distributions and 97%, 100%,

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

100%, 88%, 24% and 92%, respectively, for the Internet, Global, Paradigm, Medical, Market Opportunities and Spin-off Funds as long-term capital gain distribution for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.
For corporate shareholders in the Internet, Medical, Market Opportunities and Spin-off Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2018, which was designated as qualifying for the dividends-received deduction, is 15%, 100%, 4% and 100%, respectively. The Internet, Medical, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off Funds designated 14%, 1%, 11%, 58%, 72% and 9%, respectively, of their ordinary income distributions for the fiscal year ended December 31, 2018, as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).
The Internet, Market Opportunities and Spin-off Funds designated 100%, 100% and 100%, respectively, of their ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C).
11.  Recent Accounting Pronouncements
In March 2017, the FASB issued ASU 2017‐08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310‐20):  Premium Amortization on Purchased Callable Debt Securities (“ASU 2017‐08”). The amendments in the ASU 2017‐08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU 2017‐08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017‐08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Funds’ financial statements.
12. Information about Proxy Voting (Unaudited)
Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios voted proxies relating to portfolio

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
13. Information about the Portfolio Holdings (Unaudited)
The Spin-off Fund and Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Spin-off Fund’s and Feeder Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
14. Approval of Investment Advisory Contract by Directors of Kinetics Mutual Funds, Inc.
At a meeting of the Board of Directors of the Company held on March 15, 2019, the Board, including all of the Directors who are not interested persons under the 1940 Act (the “Independent Directors”), approved the Advisory Agreement between Horizon Kinetics Asset Management LLC (the “Adviser”) and Kinetics Spin-off and Corporate Restructuring Fund (“Spin-off Fund”). The Board noted that the Adviser has served as the sub-adviser to the Spin-off Fund since its inception. In reaching a decision to approve the Advisory Agreement (the “Agreement”), the Board of Directors, including all of the Independent Directors, considered, among; (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the personnel providing such services; (3) the investment performance of the Spinoff Fund and the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Spin-off Fund’s expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be realized as the Spin-off Fund grows and whether fee levels reflect these economies of scale for the benefit of the Spin-off Fund’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Spin-off Fund;

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2019 (Unaudited)

(8) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Spin-off Fund, including, if applicable, any benefits derived or to be derived by the Adviser from its relationship with the Spin-off Fund such as soft dollar arrangements by which brokers provide research to the Spin-off Fund or the Adviser in return for allocating the Spin-off Fund’s brokerage; (9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (10) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.
The Board of Directors, including all of the Independent Directors, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Spin-off Fund, the profits earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to the Spin-off Fund; and that the Spin-off Fund was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Directors, including all of the Independent Directors, concluded that it was appropriate to approve the Agreement.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights

	The Internet Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$27.19		$52.18	$39.33	$41.68	$56.08	$59.27
Income from Investment Operations:
Net investment income (loss)(2)	(0.10)		(0.48)	0.36	(0.68)	(0.84)	(0.77)
Net realized and unrealized gain
(loss) on investments	10.56		(13.77)	22.13	1.76	(2.21)	0.69
Total from Investment
Operations	10.46		(14.25)	22.49	1.08	(3.05)	(0.08)
Redemption Fees	0.00	(3)	0.02	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less Distributions:
From net realized gains	—		(10.76)	(9.64)	(3.43)	(11.35)	(3.12)
Total Distributions	—		(10.76)	(9.64)	(3.43)	(11.35)	(3.12)
Net Asset Value, End of Period	$37.65		$27.19	$52.18	$39.33	$41.68	$56.08
Total return	38.47	%(4)	(27.32)%	57.43%	2.59%	(5.42)%	(0.16)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$134,357		$102,268	$162,120	$109,930	$122,332	$151,200
Ratio of operating expenses to
average net assets:(6)	1.88	%(5)	1.84%	1.84%	1.87%	1.82%	1.78%
Ratio of net investment income
(loss) to average net assets:	(0.64	)%(5)	(1.05)%	0.79%	(1.68)%	(1.51)%	(1.34)%
Portfolio turnover rate(7)	1%		15%	44%	2%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$25.00		$49.27	$37.57	$40.07	$54.51	$57.84
Income from Investment Operations:
Net investment income (loss)(2)	(0.13)		(0.57)	0.24	(0.75)	(0.95)	(0.89)
Net realized and unrealized gain
(loss) on investments	9.70		(12.97)	21.09	1.68	(2.14)	0.68
Total from Investment
Operations	9.57		(13.54)	21.33	0.93	(3.09)	(0.21)
Redemption Fees	—		0.03	0.01	—	—	0.00 (3)
Less Distributions:
From net realized gains	—		(10.76)	(9.64)	(3.43)	(11.35)	(3.12)
Total Distributions	—		(10.76)	(9.64)	(3.43)	(11.35)	(3.12)

Net Asset Value, End of Period	$34.57		$25.00	$49.27	$37.57	$40.07	$54.51
Total return(4)	38.28	%(5)	(27.47)%	57.06%	2.32%	(5.65)%	(0.41)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,147		$2,481	$4,185	$1,923	$2,978	$5,143
Ratio of operating expenses to
average net assets:(7)	2.13	%(6)	2.09%	2.09%	2.12%	2.07%	2.03%
Ratio of net investment income (loss)
to average net assets:	(0.89	)%(6)	(1.30)%	0.54%	(1.93)%	(1.76)%	(1.59)%
Portfolio turnover rate(8)	1%		15%	44%	2%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$21.18		$44.24	$34.52	$37.27	$51.81	$55.38
Income from Investment Operations:
Net investment income (loss)(2)	(0.17)		(0.70)	0.02	(0.88)	(1.15)	(1.11)
Net realized and unrealized gain
(loss) on investments	8.21		(11.61)	19.30	1.56	(2.04)	0.64
Total from Investment
Operations	8.04		(12.31)	19.32	0.68	(3.19)	(0.47)
Redemption Fees	—		0.01	0.04	—	—	0.02
Less Distributions:
From net realized gains	—		(10.76)	(9.64)	(3.43)	(11.35)	(3.12)
Total Distributions	—		(10.76)	(9.64)	(3.43)	(11.35)	(3.12)
Net Asset Value, End of Period	$29.22		$21.18	$44.24	$34.52	$37.27	$51.81
Total return	37.96	%(3)	(27.86)%	56.36%	1.83%	(6.14)%	(0.86)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,206		$1,065	$1,847	$704	$848	$1,105
Ratio of operating expenses to
average net assets:(5)	2.63	%(4)	2.59%	2.59%	2.62%	2.57%	2.53%
Ratio of net investment income
(loss) to average net assets:	(1.39	)%(4)	(1.80)%	0.04%	(2.43)%	(2.26)%	(2.09)%
Portfolio turnover rate(6)	1%		15%	44%	2%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	No Load Class
	For the
	Period		For the		For the		For the	For the		For the
	Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	June 30, 2019		December 31,		December 31,		December 31,	December 31,		December 31,
	(Unaudited)		2018		2017		2016	2015		2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$5.46		$7.15		$5.23		$4.59	$5.33		$6.05
Income from Investment Operations:
Net investment income (loss)(2)	0.01		(0.02)		0.10		(0.01)	(0.02)		(0.02)
Net realized and unrealized gain
(loss) on investments	1.52		(1.67)		2.47		0.67	(0.72)		(0.70)
Total from Investment
Operations	1.53		(1.69)		2.57		0.66	(0.74)		(0.72)
Redemption Fees(3)	0.00		0.00		0.00		0.00	0.00		0.00
Less Distributions:
From net investment income	—		—		(0.10)		—	—		—
From net realized gains	—		(0.00	)(3)	(0.55)		(0.02)	(0.00	)(3)	(0.00	)(3)
Total Distributions	—		(0.00	)(3)	(0.65)		(0.02)	(0.00	)(3)	(0.00	)(3)
Net Asset Value, End of Period	$6.99		$5.46		$7.15		$5.23	$4.59		$5.33
Total return	28.02	%(4)	(23.58)%		49.20%		14.40%	(13.83)%		(11.89)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,928		$5,665		$8,577		$5,316	$4,745		$6,771
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.64	%(5)	2.53%		3.07	%(8)	3.04%	2.87%		2.61%
After expense reimbursement(6)	1.39	%(5)	1.39%		1.76	%(8)	1.39%	1.39%		1.39%
Ratio of net investment income (loss)
to average net assets:	0.32	%(5)	(0.30)%		1.69%		(0.17)%	(0.29)%		(0.32)%
Portfolio turnover rate(7)	1%		28%		169%		11%	16%		14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.
(8)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 2.69% before expense reimbursement and 1.39% after expense reimbursement.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class A
	For the
	Period		For the		For the		For the	For the		For the
	Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	June 30, 2019		December 31,		December 31,		December 31,	December 31,		December 31,
	(Unaudited)		2018		2017		2016	2015		2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$5.45		$7.15		$5.19		$4.57	$5.31		$6.03
Income from Investment Operations:
Net investment income (loss)(2)	0.00	(3)	(0.04)		0.09		(0.02)	(0.03)		(0.03)
Net realized and unrealized
gain (loss) on investments	1.51		(1.66)		2.45		0.66	(0.71)		(0.70)
Total from Investment
Operations	1.51		(1.70)		2.54		0.64	(0.74)		(0.73)
Redemption Fees	0.00	(3)	0.00	(3)	0.06		0.00 (3)	—		0.01
Less Distributions:
From net investment income	—		—		(0.09)		—	—		—
From net realized gains	—		(0.00	)(3)	(0.55)		(0.02)	(0.00	)(3)	(0.00	)(3)
Total Distributions	—		(0.00	)(3)	(0.64)		(0.02)	(0.00	)(3)	(0.00	)(3)
Net Asset Value, End of Period	$6.96		$5.45		$7.15		$5.19	$4.57		$5.31
Total return(4)	27.71	%(5)	(23.72)%		50.29%		14.03%	(13.89)%		(11.93)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,462		$1,012		$1,523		$309	$376		$497
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.89	%(6)	2.78%		3.32	%(9)	3.29%	3.12%		2.86%
After expense reimbursement(7)	1.64	%(6)	1.64%		2.01	%(9)	1.64%	1.64%		1.64%
Ratio of net investment income (loss)
to average net assets:	0.07	%(6)	(0.55)%		1.44%		(0.42)%	(0.54)%		(0.57)%
Portfolio turnover rate(8)	1%		28%		169%		11%	16%		14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Global Portfolio.
(9)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 2.94% before expense reimbursement and 1.64% after expense reimbursement.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class C
	For the
	Period		For the		For the		For the	For the		For the
	Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	June 30, 2019		December 31,		December 31,		December 31,	December 31,		December 31,
	(Unaudited)		2018		2017		2016	2015		2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$5.12		$6.76		$4.99		$4.41	$5.16		$5.90
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		(0.07)		0.05		(0.04)	(0.05)		(0.06)
Net realized and unrealized
gain (loss) on investments	1.42		(1.57)		2.34		0.64	(0.70)		(0.68)
Total from Investment
Operations	1.41		(1.64)		2.39		0.60	(0.75)		(0.74)
Redemption Fees	—		—		—		—	—		0.00	(3)
Less Distributions:
From net investment income	—		—		(0.07)		—	—		—
From net realized gains	—		(0.00	)(3)	(0.55)		(0.02)	(0.00	)(3)	(0.00	)(3)
Total Distributions	—		(0.00	)(3)	(0.62)		(0.02)	(0.00	)(3)	(0.00	)(3)
Net Asset Value, End of Period	$6.53		$5.12		$6.76		$4.99	$4.41		$5.16
Total return	27.54	%(4)	(24.20)%		48.02%		13.63%	(14.48)%		(12.53)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,411		$4,284		$5,542		$1,920	$1,614		$1,608
Ratio of operating expenses to
average net assets:
Before expense reimbursement	3.39	%(5)	3.28%		3.82	%(8)	3.79%	3.62%		3.36%
After expense reimbursement(6)	2.14	%(5)	2.14%		2.51	%(8)	2.14%	2.14%		2.14%
Ratio of net investment income (loss)
to average net assets:	(0.43	)%(5)	(1.05)%		0.94%		(0.92)%	(1.04)%		(1.07)%
Portfolio turnover rate(7)	1%		28%		169%		11%	16%		14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.
(8)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 3.44% before expense reimbursement and 2.14% after expense reimbursement.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$41.32		$48.32	$37.63	$31.24	$34.08	$34.35
Income from Investment Operations:
Net investment loss(2)	(0.10)		(0.50)	(0.34)	(0.36)	(0.32)	(0.36)
Net realized and unrealized gain
(loss) on investments	12.05		(2.20)	11.03	6.75	(2.52)	0.09
Total from Investment
Operations	11.95		(2.70)	10.69	6.39	(2.84)	(0.27)
Redemption Fees	0.00	(3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net realized gains	—		(4.31)	—	—	—	—
Total Distributions	—		(4.31)	—	—	—	—
Net Asset Value, End of Period	$53.27		$41.32	$48.32	$37.63	$31.24	$34.08
Total return	28.92	%(4)	(5.55)%	28.41%	20.45%	(8.33)%	(0.79)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$366,469		$297,990	$339,189	$336,837	$292,014	$521,738
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.73	%(5)	1.73%	1.74%	1.75%	1.71%	1.68%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment loss
to average net assets:	(0.40	)%(5)	(0.93)%	(0.82)%	(1.11)%	(0.92)%	(1.02)%
Portfolio turnover rate(7)	0%		3%	14%	2%	2%	7%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$39.95		$46.99	$36.69	$30.53	$33.39	$33.74
Income from Investment Operations:
Net investment loss(2)	(0.16)		(0.61)	(0.43)	(0.43)	(0.39)	(0.43)
Net realized and unrealized gain
(loss) on investments	11.65		(2.12)	10.73	6.59	(2.47)	0.08
Total from Investment
Operations	11.49		(2.73)	10.30	6.16	(2.86)	(0.35)
Redemption Fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net realized gains	—		(4.31)	—	—	—	—
Total Distributions	—		(4.31)	—	—	—	—
Net Asset Value, End of Period	$51.44		$39.95	$46.99	$36.69	$30.53	$33.39
Total return(4)	28.76	%(5)	(5.79)%	28.07%	20.18%	(8.57)%	(1.04)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$114,414		$95,503	$108,029	$103,921	$129,707	$171,958
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.98	%(6)	1.98%	1.99%	2.00%	1.96%	1.93%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss
to average net assets:	(0.65	)%(6)	(1.18)%	(1.07)%	(1.36)%	(1.17)%	(1.27)%
Portfolio turnover rate(8)	0%		3%	14%	2%	2%	7%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$37.12		$44.21	$34.68	$29.01	$31.88	$32.38
Income from Investment Operations:
Net investment loss(2)	(0.26)		(0.81)	(0.60)	(0.56)	(0.53)	(0.58)
Net realized and unrealized gain
(loss) on investments	10.82		(1.97)	10.13	6.23	(2.34)	0.08
Total from Investment
Operations	10.56		(2.78)	9.53	5.67	(2.87)	(0.50)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net realized gains	—		(4.31)	—	—	—	—
Total Distributions	—		(4.31)	—	—	—	—
Net Asset Value, End of Period	$47.68		$37.12	$44.21	$34.68	$29.01	$31.88
Total return	28.45	%(4)	(6.27)%	27.48%	19.55%	(9.00)%	(1.54)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$125,128		$100,718	$118,924	$111,973	$114,008	$135,333
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.48	%(5)	2.48%	2.49%	2.50%	2.46%	2.43%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss
to average net assets:	(1.15	)%(5)	(1.68)%	(1.57)%	(1.86)%	(1.67)%	(1.77)%
Portfolio turnover rate(7)	0%		3%	14%	2%	2%	7%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Institutional Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$41.69		$48.62	$37.79	$31.30	$34.08	$34.28
Income from Investment Operations:
Net investment loss(2)	(0.05)		(0.39)	(0.26)	(0.30)	(0.25)	(0.29)
Net realized and unrealized gain
(loss) on investments	12.17		(2.23)	11.09	6.79	(2.53)	0.09
Total from Investment
Operations	12.12		(2.62)	10.83	6.49	(2.78)	(0.20)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net realized gains	—		(4.31)	—	—	—	—
Total Distributions	—		(4.31)	—	—	—	—
Net Asset Value, End of Period	$53.81		$41.69	$48.62	$37.79	$31.30	$34.08
Total return	29.07	%(4)	(5.37)%	28.66%	20.73%	(8.16)%	(0.61)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$205,799		$148,968	$208,692	$270,880	$302,130	$346,273
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.68	%(5)	1.68%	1.69%	1.70%	1.66%	1.63%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income
(loss) to average net assets:	(0.20	)%(5)	(0.73)%	(0.62)%	(0.91)%	(0.72)%	(0.82)%
Portfolio turnover rate(7)	0%		3%	14%	2%	2%	7%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$23.47		$25.33	$26.62	$30.62	$30.67	$26.38
Income from Investment Operations:
Net investment income(2)	0.23		0.27	0.24	0.19	0.08	0.13
Net realized and unrealized gain
(loss) on investments	0.79		0.12	2.63	(2.64)	1.96	4.21
Total from Investment
Operations	1.02		0.39	2.87	(2.45)	2.04	4.34
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		(0.29)	(0.26)	(0.22)	(0.12)	—
From net realized gains	—		(1.96)	(3.90)	(1.33)	(1.97)	(0.05)
Total Distributions	—		(2.25)	(4.16)	(1.55)	(2.09)	(0.05)
Net Asset Value, End of Period	$24.49		$23.47	$25.33	$26.62	$30.62	$30.67
Total return	4.35	%(4)	1.67%	10.71%	(8.01)%	6.59%	16.44%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$15,005		$14,814	$16,060	$17,560	$22,257	$21,876
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.36	%(5)	2.23%	2.15%	2.08%	1.99%	2.02%
After expense reimbursement(6)	1.39	%(5)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income
to average net assets:	1.89	%(5)	1.03%	0.86%	0.69%	0.25%	0.46%
Portfolio turnover rate(7)	6%		0%	0%	0%	12%	3%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$22.50		$24.33	$25.71	$29.57	$29.71	$25.62
Income from Investment Operations:
Net investment income(2)	0.19		0.19	0.17	0.12	0.00 (3)	0.06
Net realized and unrealized gain
(loss) on investments	0.76		0.11	2.53	(2.55)	1.90	4.08
Total from Investment
Operations	0.95		0.30	2.70	(2.43)	1.90	4.14
Redemption Fees	—		—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		(0.17)	(0.18)	(0.10)	(0.07)	—
From net realized gains	—		(1.96)	(3.90)	(1.33)	(1.97)	(0.05)
Total Distributions	—		(2.13)	(4.08)	(1.43)	(2.04)	(0.05)
Net Asset Value, End of Period	$23.45		$22.50	$24.33	$25.71	$29.57	$29.71
Total return(4)	4.22	%(5)	1.36%	10.43%	(8.24)%	6.34%	16.15%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,185		$1,319	$2,986	$3,687	$6,241	$4,578
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.61	%(6)	2.48%	2.40%	2.33%	2.24%	2.27%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income
to average net assets:	1.64	%(6)	0.78%	0.61%	0.44%	0.00%	0.21%
Portfolio turnover rate(8)	6%		0%	0%	0%	12%	3%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$21.69		$23.57	$24.99	$28.82	$29.15	$25.27
Income from Investment Operations:
Net investment income (loss)(2)	0.13		0.07	0.03	(0.02)	(0.16)	(0.08)
Net realized and unrealized gain
(loss) on investments	0.73		0.11	2.45	(2.48)	1.87	4.01
Total from Investment
Operations	0.86		0.18	2.48	(2.50)	1.71	3.93
Redemption Fees	—		—	—	—	—	—
Less Distributions:
From net investment income	—		(0.10)	—	—	(0.07)	—
From net realized gains	—		(1.96)	(3.90)	(1.33)	(1.97)	(0.05)
Total Distributions	—		(2.06)	(3.90)	(1.33)	(2.04)	(0.05)
Net Asset Value, End of Period	$22.55		$21.69	$23.57	$24.99	$28.82	$29.15
Total return	3.96	%(3)	0.90%	9.86%	(8.69)%	5.81%	15.54%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$174		$320	$383	$422	$608	$631
Ratio of operating expenses to
average net assets:
Before expense reimbursement	3.11	%(4)	2.98%	2.90%	2.83%	2.74%	2.77%
After expense reimbursement(5)	2.14	%(4)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss)
to average net assets:	1.14	%(4)	0.28%	0.11%	(0.06)%	(0.50)%	(0.29)%
Portfolio turnover rate(6)	6%		0%	0%	0%	12%	3%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$51.40		$51.25	$40.60	$32.64	$37.21	$40.12
Income from Investment Operations:
Net investment loss(2)	(0.03)		(0.35)	(0.33)	(0.36)	(0.35)	(0.36)
Net realized and unrealized gain
(loss) on investments	11.53		0.47	10.98	8.32	(4.22)	(2.56)
Total from Investment
Operations	11.50		0.12	10.65	7.96	(4.57)	(2.92)
Redemption Fees	0.00	(3)	0.03	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$62.90		$51.40	$51.25	$40.60	$32.64	$37.21
Total return	22.37	%(4)	0.29%	26.23%	24.39%	(12.26)%	(7.28)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$206,433		$164,330	$133,960	$132,443	$145,032	$251,110
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.76	%(5)	1.74%	1.78%	1.76%	1.73%	1.71%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment loss
to average net assets:	(0.09	)%(5)	(0.60)%	(0.74)%	(1.03)%	(0.94)%	(0.89)%
Portfolio turnover rate(7)	2%		3%	9%	4%	2%	19%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$49.81		$49.81	$39.55	$31.88	$36.43	$39.39
Income from Investment Operations:
Net investment loss(2)	(0.10)		(0.48)	(0.42)	(0.43)	(0.43)	(0.45)
Net realized and unrealized
gain (loss) on investments	11.16		0.48	10.68	8.10	(4.12)	(2.51)
Total from Investment
Operations	11.06		—	10.26	7.67	(4.55)	(2.96)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$60.87		$49.81	$49.81	$39.55	$31.88	$36.43
Total return(4)	22.20	%(5)	0.00%	25.94%	24.06%	(12.47)%	(7.54)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$32,104		$10,505	$11,735	$13,694	$14,857	$25,591
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.01	%(6)	1.99%	2.03%	2.01%	1.98%	1.96%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss
to average net assets:	(0.34	)%(6)	(0.85)%	(0.99)%	(1.28)%	(1.19)%	(1.14)%
Portfolio turnover rate(8)	2%		3%	9%	4%	2%	19%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$47.53		$47.77	$38.12	$30.88	$35.47	$38.53
Income from Investment Operations:
Net investment loss(2)	(0.23)		(0.73)	(0.61)	(0.58)	(0.59)	(0.63)
Net realized and unrealized gain
(loss) on investments	10.64		0.49	10.26	7.82	(4.00)	(2.44)
Total from Investment
Operations	10.41		(0.24)	9.65	7.24	(4.59)	(3.07)
Redemption Fees	—		0.00 (3)	—	0.00 (3)	—	0.01
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$57.94		$47.53	$47.77	$38.12	$30.88	$35.47
Total return	21.90	%(4)	(0.50)%	25.31%	23.45%	(12.92)%	(7.97)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,770		$8,373	$8,135	$8,426	$8,840	$12,928
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.51	%(5)	2.49%	2.53%	2.51%	2.48%	2.46%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss
to average net assets:	(0.84	)%(5)	(1.35)%	(1.49)%	(1.78)%	(1.69)%	(1.64)%
Portfolio turnover rate(7)	2%		3%	9%	4%	2%	19%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Institutional Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$52.30		$52.07	$41.16	$33.03	$37.57	$40.44
Income from Investment Operations:
Net investment income (loss)(2)	0.03		(0.24)	(0.24)	(0.29)	(0.28)	(0.28)
Net realized and unrealized gain
(loss) on investments	11.73		0.47	11.15	8.42	(4.26)	(2.59)
Total from Investment
Operations	11.76		0.23	10.91	8.13	(4.54)	(2.87)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$64.06		$52.30	$52.07	$41.16	$33.03	$37.57
Total return	22.49	%(4)	0.44%	26.51%	24.61%	(12.06)%	(7.12)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$63,809		$40,075	$27,514	$50,517	$51,258	$63,392
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.71	%(5)	1.69%	1.73%	1.71%	1.68%	1.66%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss)
to average net assets:	0.11	%(5)	(0.40)%	(0.54)%	(0.83)%	(0.74)%	(0.69)%
Portfolio turnover rate(7)	2%		3%	9%	4%	2%	19%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$21.83		$26.72	$18.26	$15.16	$16.68	$17.66
Income from Investment Operations:
Net investment income (loss)(2)	0.04		(0.14)	0.17	(0.15)	(0.15)	(0.10)
Net realized and unrealized gain
(loss) on investments	5.57		(2.77)	8.46	3.25	(1.37)	(0.88)
Total from Investment
Operations	5.61		(2.91)	8.63	3.10	(1.52)	(0.98)
Redemption Fees	0.00	(3)	0.01	0.00 (3)	0.00 (3)	—	0.00 (3)
Less Distributions:
From net investment income	—		—	(0.17)	—	—	—
From net realized gains	—		(1.99)	—	—	—	—
Total Distributions	—		(1.99)	(0.17)	—	—	—
Net Asset Value, End of Period	$27.44		$21.83	$26.72	$18.26	$15.16	$16.68
Total return	25.70	%(4)	(10.86)%	47.28%	20.45%	(9.11)%	(5.55)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$59,684		$48,487	$51,298	$32,178	$31,230	$37,318
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.89	%(5)	1.86%	1.92%	1.97%	1.90%	1.86%
After expense reimbursement(6)	1.40	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:	0.35	%(5)	(0.53)%	0.81%	(0.96)%	(0.91)%	(0.55)%
Portfolio turnover rate(7)	1%		8%	35%	5%	2%	18%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$21.49		$26.41	$18.07	$15.04	$16.59	$17.60
Income from Investment Operations:
Net investment income (loss)(2)	0.01		(0.21)	0.11	(0.19)	(0.19)	(0.14)
Net realized and unrealized gain
(loss) on investments	5.48		(2.72)	8.37	3.22	(1.36)	(0.87)
Total from Investment
Operations	5.49		(2.93)	8.48	3.03	(1.55)	(1.01)
Redemption Fees	—		0.00 (3)	0.00 (3)	—	0.00 (3)	—
Less Distributions:
From net investment income	—		—	(0.14)	—	—	—
From net realized gains	—		(1.99)	—	—	—	—
Total Distributions	—		(1.99)	(0.14)	—	—	—

Net Asset Value, End of Period	$26.98		$21.49	$26.41	$18.07	$15.04	$16.59
Total return(4)	25.55	%(5)	(11.10)%	46.91%	20.15%	(9.34)%	(5.74)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,592		$6,426	$7,557	$4,537	$4,502	$8,817
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.14	%(6)	2.11%	2.17%	2.22%	2.15%	2.11%
After expense reimbursement(7)	1.65	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets:	0.10	%(6)	(0.78)%	0.56%	(1.21)%	(1.16)%	(0.80)%
Portfolio turnover rate(8)	1%		8%	35%	5%	2%	18%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$20.61		$25.53	$17.51	$14.65	$16.24	$17.32
Income from Investment Operations:
Net investment income (loss)(2)	(0.05)		(0.33)	0.01	(0.26)	(0.27)	(0.22)
Net realized and unrealized gain
(loss) on investments	5.24		(2.60)	8.07	3.12	(1.32)	(0.86)
Total from Investment
Operations	5.19		(2.93)	8.08	2.86	(1.59)	(1.08)
Redemption Fees	—		—	—	—	—	0.00 (3)
Less Distributions:
From net investment income	—		—	(0.06)	—	—	—
From net realized gains	—		(1.99)	—	—	—	—
Total Distributions	—		(1.99)	(0.06)	—	—	—

Net Asset Value, End of Period	$25.80		$20.61	$25.53	$17.51	$14.65	$16.24
Total return	25.18	%(4)	(11.48)%	46.12%	19.52%	(9.79)%	(6.24)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,927		$8,517	$8,139	$4,428	$4,079	$5,109
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.64	%(5)	2.61%	2.67%	2.72%	2.65%	2.61%
After expense reimbursement(6)	2.15	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss)
to average net assets:	(0.40	)%(5)	(1.28)%	0.06%	(1.71)%	(1.66)%	(1.30)%
Portfolio turnover rate(7)	1%		8%	35%	5%	2%	18%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period].
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Institutional Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$22.16		$27.04	$18.46	$15.29	$16.80	$17.74
Income from Investment Operations:
Net investment income (loss)(2)	0.07		(0.09)	0.22	(0.12)	(0.12)	(0.06)
Net realized and unrealized gain
(loss) on investments	5.65		(2.81)	8.55	3.29	(1.39)	(0.88)
Total from Investment
Operations	5.72		(2.90)	8.77	3.17	(1.51)	(0.94)
Redemption Fees	—		0.01	0.02	—	—	—
Less Distributions:
From net investment income	—		—	(0.21)	—	—	—
From net realized gains	—		(1.99)	—	—	—	—
Total Distributions	—		(1.99)	(0.21)	—	—	—

Net Asset Value, End of Period	$27.88		$22.16	$27.04	$18.46	$15.29	$16.80
Total return	25.81	%(3)	(10.70)%	47.65%	20.73%	(8.93)%	(5.36)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$11,479		$9,471	$10,228	$2,426	$2,355	$3,108
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.84	%(4)	1.81%	1.87%	1.92%	1.85%	1.81%
After expense reimbursement(5)	1.20	%(4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss)
to average net assets:	0.55	%(4)	(0.33)%	1.01%	(0.76)%	(0.71)%	(0.35)%
Portfolio turnover rate(6)	1%		8%	35%	5%	2%	18%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$97.46		$97.57	$95.36	$91.68	$89.06	$87.88
Income from Investment Operations:
Net investment income (loss)(2)	0.68		0.92	0.08	(0.01)	0.01	(0.12)
Net realized and unrealized gain
(loss) on investments	0.92		(0.03)	2.12	3.69	2.56	1.30
Total from Investment
Operations	1.60		0.89	2.20	3.68	2.57	1.18
Redemption Fees	—		0.01	0.01	0.00 (3)	0.05	0.00 (3)
Less Distributions:
From net investment income	(0.79)		(1.01)	—	—	—	—
Total Distributions	(0.79)		(1.01)	—	—	—	—

Net Asset Value, End of Period	$98.27		$97.46	$97.57	$95.36	$91.68	$89.06
Total return	1.64	%(4)	0.92%	2.32%	4.00%	2.94%	1.50%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,026		$4,265	$4,968	$5,664	$4,570	$8,202
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.02	%(5)	1.88%	1.75%	1.78%	1.74%	1.80%
After expense reimbursement(6)	0.95	%(5)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income
(loss) to average net assets:	1.40	%(5)	0.94%	0.08%	(0.01)%	0.01%	(0.14)%
Portfolio turnover rate(7)	0%		0%	0%	1%	6%	17%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$96.24		$96.38	$94.44	$91.02	$88.69	$87.73
Income from Investment Operations:
Net investment income (loss)(2)	0.55		0.66	(0.16)	(0.24)	(0.22)	(0.34)
Net realized and unrealized gain
(loss) on investments	0.92		(0.03)	2.10	3.65	2.55	1.30
Total from Investment
Operations	1.47		0.63	1.94	3.41	2.33	0.96
Redemption Fees	—		—	0.00 (3)	0.01	—	0.00 (3)
Less Distributions:
From net investment income	(0.68)		(0.77)	—	—	—	—
Total Distributions	(0.68)		(0.77)	—	—	—	—

Net Asset Value, End of Period	$97.03		$96.24	$96.38	$94.44	$91.02	$88.69
Total return(4)	1.53	%(5)	0.65%	2.05%	3.76%	2.63%	1.24%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$973		$932	$1,501	$2,458	$1,565	$1,554
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.27	%(6)	2.13%	2.00%	2.03%	1.99%	2.05%
After expense reimbursement(7)	1.20	%(6)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income
(loss) to average net assets:	1.15	%(6)	0.69%	(0.17)%	(0.26)%	(0.24)%	(0.39)%
Portfolio turnover rate(8)	0%		0%	0%	1%	6%	17%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$92.65		$92.73	$91.33	$88.46	$86.60	$86.10
Income from Investment Operations:
Net investment income (loss)(2)	0.30		0.17	(0.62)	(0.68)	(0.65)	(0.77)
Net realized and unrealized gain
(loss) on investments	0.89		(0.04)	2.02	3.55	2.48	1.27
Total from Investment
Operations	1.19		0.13	1.40	2.87	1.83	0.50
Redemption Fees	—		—	—	—	0.03	—
Less Distributions:
From net investment income	(0.46)		(0.21)	—	—	—	—
Total Distributions	(0.46)		(0.21)	—	—	—	—

Net Asset Value, End of Period	$93.38		$92.65	$92.73	$91.33	$88.46	$86.60
Total return	1.27	%(3)	0.15%	1.53%	3.23%	2.15%	0.74%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,015		$1,107	$1,513	$1,640	$1,356	$1,506
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.77	%(4)	2.63%	2.50%	2.53%	2.49%	2.55%
After expense reimbursement(5)	1.70	%(4)	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income
(loss) to average net assets:	0.65	%(4)	0.19%	(0.67)%	(0.76)%	(0.74)%	(0.89)%
Portfolio turnover rate(6)	0%		0%	0%	1%	6%	17%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Institutional Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$98.73		$98.88	$96.66	$92.84	$90.14	$88.76
Income from Investment Operations:
Net investment income(2)	0.79		1.13	0.27	0.18	0.19	0.06
Net realized and unrealized gain
(loss) on investments	0.95		(0.05)	2.16	3.75	2.60	1.32
Total from Investment
Operations	1.74		1.08	2.43	3.93	2.79	1.38
Redemption Fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	(0.89)		(1.23)	(0.21)	(0.11)	(0.09)	—
Total Distributions	(0.89)		(1.23)	(0.21)	(0.11)	(0.09)	—

Net Asset Value, End of Period	$99.58		$98.73	$98.88	$96.66	$92.84	$90.14
Total return	1.76	%(4)	1.10%	2.51%	4.22%	3.09%	1.72%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$12,683		$12,718	$15,008	$18,165	$20,255	$26,874
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.97	%(5)	1.83%	1.70%	1.73%	1.69%	1.75%
After expense reimbursement(6)	0.75	%(5)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income
to average net assets:	1.60	%(5)	1.14%	0.28%	0.19%	0.21%	0.06%
Portfolio turnover rate(7)	0%		0%	0%	1%	6%	17%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$10.46		$11.02	$10.95	$10.32	$10.79	$11.02
Income from Investment Operations:
Net investment income(2)	0.22		0.44	0.37	0.43	0.37	0.33
Net realized and unrealized gain
(loss) on investments	0.50		(0.55)	0.14	0.63	(0.60)	(0.06)
Total from Investment
Operations	0.72		(0.11)	0.51	1.06	(0.23)	0.27
Redemption Fees	—		—	0.00 (3)	—	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	(0.23)		(0.45)	(0.44)	(0.43)	(0.23)	(0.29)
From net realized gains	—		—	—	—	(0.01)	(0.21)
Total Distributions	(0.23)		(0.45)	(0.44)	(0.43)	(0.24)	(0.50)

Net Asset Value, End of Period	$10.95		$10.46	$11.02	$10.95	$10.32	$10.79
Total return	6.94	%(4)	(1.00)%	4.75%	10.41%	(2.17)%	2.46%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,907		$6,134	$6,974	$6,809	$6,108	$10,105
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.13	%(5)	1.97%	1.91%	1.85%	1.79%	1.79%
After expense reimbursement(6)	1.49	%(5)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income
to average net assets:	4.14	%(5)	4.06%	3.37%	4.02%	3.38%	2.93%
Portfolio turnover rate(7)	0%		2%	16%	9%	10%	35%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$10.41		$10.96	$10.90	$10.27	$10.75	$10.98
Income from Investment Operations:
Net investment income(2)	0.21		0.41	0.34	0.40	0.34	0.30
Net realized and unrealized gain
(loss) on investments	0.50		(0.54)	0.13	0.63	(0.60)	(0.06)
Total from Investment
Operations	0.71		(0.13)	0.47	1.03	(0.26)	0.24
Redemption Fees	—		—	0.00 (3)	—	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	(0.22)		(0.42)	(0.41)	(0.40)	(0.21)	(0.26)
From net realized gains	—		—	—	—	(0.01)	(0.21)
Total Distributions	(0.22)		(0.42)	(0.41)	(0.40)	(0.22)	(0.47)

Net Asset Value, End of Period	$10.90		$10.41	$10.96	$10.90	$10.27	$10.75
Total return(4)	6.85	%(5)	(1.18)%	4.40%	10.17%	(2.46)%	2.17%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,536		$2,811	$4,640	$6,935	$8,754	$12,281
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.38	%(6)	2.22%	2.16%	2.10%	2.04%	2.04%
After expense reimbursement(7)	1.74	%(6)	1.74%	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income
to average net assets:	3.89	%(6)	3.81%	3.12%	3.77%	3.13%	2.68%
Portfolio turnover rate(8)	0%		2%	16%	9%	10%	35%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$10.29		$10.86	$10.79	$10.18	$10.65	$10.90
Income from Investment Operations:
Net investment income(2)	0.18		0.35	0.29	0.34	0.28	0.24
Net realized and unrealized
gain (loss) on investments	0.50		(0.54)	0.14	0.62	(0.58)	(0.06)
Total from Investment
Operations	0.68		(0.19)	0.43	0.96	(0.30)	0.18
Redemption Fees	—		—	—	—	—	0.00 (3)
Less Distributions:
From net investment income	(0.19)		(0.38)	(0.36)	(0.35)	(0.16)	(0.22)
From net realized gains	—		—	—	—	(0.01)	(0.21)
Total Distributions	(0.19)		(0.38)	(0.36)	(0.35)	(0.17)	(0.43)

Net Asset Value, End of Period	$10.78		$10.29	$10.86	$10.79	$10.18	$10.65
Total return	6.67	%(4)	(1.83)%	4.00%	9.51%	(2.84)%	1.61%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,787		$7,727	$6,987	$7,790	$9,266	$10,403
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.88	%(5)	2.72%	2.66%	2.60%	2.54%	2.54%
After expense reimbursement(6)	2.24	%(5)	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income
to average net assets:	3.39	%(5)	3.31%	2.62%	3.27%	2.63%	2.18%
Portfolio turnover rate(7)	0%		2%	16%	9%	10%	35%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Institutional Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$10.48		$11.04	$10.97	$10.34	$10.82	$11.06
Income from Investment Operations:
Net investment income(2)	0.23		0.46	0.40	0.45	0.39	0.35
Net realized and unrealized gain
(loss) on investments	0.51		(0.54)	0.13	0.63	(0.59)	(0.06)
Total from Investment
Operations	0.74		(0.08)	0.53	1.08	(0.20)	0.29
Redemption Fees	—		—	—	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	(0.24)		(0.48)	(0.46)	(0.45)	(0.27)	(0.32)
From net realized gains	—		—	—	—	(0.01)	(0.21)
Total Distributions	(0.24)		(0.48)	(0.46)	(0.45)	(0.28)	(0.53)

Net Asset Value, End of Period	$10.98		$10.48	$11.04	$10.97	$10.34	$10.82
Total return	7.13	%(4)	(0.80)%	4.93%	10.61%	(1.96)%	2.61%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$20,096		$20,567	$30,399	$78,084	$66,199	$102,590
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.08	%(5)	1.92%	1.86%	1.80%	1.74%	1.74%
After expense reimbursement(6)	1.29	%(5)	1.29%	1.29%	1.29%	1.29%	1.29%
Ratio of net investment income
to average net assets:	4.34	%(5)	4.26%	3.57%	4.22%	3.58%	3.13%
Portfolio turnover rate(7)	0%		2%	16%	9%	10%	35%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

	The Spin-off Fund
	No Load Class
	For the			December 11,
	Period Ended		For the	2017^
	June 30,		Year Ended	through
	2019		December 31,	December 31,
	(Unaudited)		2018	2017

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$9.77		$11.14	$10.81
Income from Investment Operations:
Net investment income (loss)(2)	0.03		(0.08)	0.00	(3)
Net realized and unrealized gain (loss) on investments	2.56		(0.84)	0.33
Total from Investment Operations	2.59		(0.92)	0.33
Redemption fees	—		—	—
Less Distributions:
From net realized gains	—		(0.45)	—
Total Distributions	—		(0.45)	—
Net Asset Value, End of Period	$12.36		$9.77	$11.14
Total return	26.51	%(4)	(8.22)%	3.05	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’S)	$14		$11	$10
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.99	%(5)	1.84%	1.70	%(5)
After expense reimbursement(6)	1.45	%(5)	1.45%	1.45	%(5)
Ratio of net investment income to average net assets:	0.58	%(5)	(0.63)%	(0.61	)%(5)
Portfolio turnover rate(4)	2%		9%	0%

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

	The Spin-off Fund
	Advisor Class A
	For the
	Period		For the	For the		For the	For the	For the	For the
	Ended		Year	Period		Year	Year	Year	Year
	June 30,		Ended	Ended		Ended	Ended	Ended	Ended
	2019		December 31,	December 31,		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2018	2017^		2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$9.33		$10.67	$9.82		$8.52	$10.22	$10.32	$8.74
Income from Investment Operations:
Net investment income (loss)(2)	0.03		(0.08)	(0.02)		0.03	0.00 (3)	(0.03)	(0.03)
Net realized and unrealized gain
(loss) on investments	2.44		(0.81)	1.29		1.45	(1.70)	(0.07)	1.60
Net Increase from payment by
affiliates	—		—	—		—	—	—	0.01
Total from Investment
Operations	2.47		(0.89)	1.27		1.48	(1.70)	(0.10)	1.58
Redemption fees	—		—	—		—	—	—	—
Less Distributions:
From net investment income	—		—	0.00	(3)	—	—	—	—
From net realized gains	—		(0.45)	(0.42)		(0.18)	—	—	—
Total Distributions	—		(0.45)	(0.42)		(0.18)	—	—	—

Net Asset Value, End of Period	$11.80		$9.33	$10.67		$9.82	$8.52	$10.22	$10.32
Total return(4)	26.47	%(5)	(8.30)%	12.95	%(5)	17.36%	(16.63)%	(0.97)%	18.08	%(8)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’S)	$3,934		$3,303	$4,322		$4,583	$6,067	$14,604	$12,536
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.24	%(6)	2.06%	2.07	%(6)	2.45%	1.74%	1.77%	1.94%
After expense reimbursement(7)	1.50	%(6)	1.50%	1.50	%(6)	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to
average net assets:	0.53	%(6)	(0.68)%	(0.27	)%(6)	0.31%	0.05%	(0.30)%	(0.32)%
Portfolio turnover rate	2	%(5)	9%	0	%(5)	11%	2%	40%	18%

^	For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Total return would have been 17.96% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

	The Spin-off Fund
	Advisor Class C
	For the
	Period		For the	For the		For the	For the	For the	For the
	Ended		Year	Period		Year	Year	Year	Year
	June 30,		Ended	Ended		Ended	Ended	Ended	Ended
	2019		December 31,	December 31,		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2018	2017^		2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$8.80		$10.17	$9.43		$8.25	$9.97	$10.14	$8.64
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		(0.16)	(0.07)		(0.04)	(0.06)	(0.11)	(0.09)
Net realized and unrealized gain
(loss) on investments	2.30		(0.76)	1.23		1.40	(1.66)	(0.06)	1.58
Net Increase from payment by
affiliates	—		—	—		—	—	—	0.01
Total from Investment
Operations	2.29		(0.92)	1.16		1.36	(1.72)	(0.17)	1.50
Redemption fees	—		—	—		—	—	—	—
Less Distributions:
From net investment income	—		—	—		—	—	—	—
From net realized gains	—		(0.45)	(0.42)		(0.18)	—	—	—
Total Distributions	—		(0.45)	(0.42)		(0.18)	—	—	—

Net Asset Value, End of Period	$11.09		$8.80	$10.17		$9.43	$8.25	$9.97	$10.14
Total return	26.02	%(3)	(9.00)%	12.31	%(3)	16.46%	(17.25)%	(1.68)%	17.36	%(6)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’S)	$4,274		$4,114	$5,526		$5,678	$6,290	$12,057	$10,701
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.74	%(4)	2.56%	2.82	%(4)	3.20%	2.49%	2.52%	2.53%
After expense reimbursement(5)	2.25	%(4)	2.25%	2.25	%(4)	2.25%	2.25%	2.25%	2.09%
Ratio of net investment income to
average net assets:	(0.22	)%(4)	(1.43)%	(1.02	)%(4)	(0.44)%	(0.70)%	(1.05)%	(0.91)%
Portfolio turnover rate	2	%(3)	9%	0	%(3)	11%	2%	40%	18%

^	For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Total return would have been 17.25% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

	The Spin-off Fund
	Institutional Class
	For the
	Period		For the	For the		For the	For the	For the	For the
	Ended		Year	Period		Year	Year	Year	Year
	June 30,		Ended	Ended		Ended	Ended	Ended	Ended
	2019		December 31,	December 31,		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2018	2017^		2017	2016	2015	2014

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$9.36		$10.68	$9.85		$8.53	$10.20	$10.27	$8.67
Income from Investment Operations:
Net investment income (loss)(2)	0.04		(0.05)	0.00	(3)	0.05	0.03	(0.01)	(0.01)
Net realized and unrealized gain
(loss) on investments	2.46		(0.82)	1.29		1.45	(1.70)	(0.06)	1.60
Net Increase from payment by
affiliates	—		—	—		—	—	—	0.01
Total from Investment
Operations	2.50		(0.87)	1.29		1.50	(1.67)	(0.07)	1.60
Redemption fees	—		—	0.00	(3)	—	—	—	—
Less Distributions:
From net investment income	—		—	(0.04)		—	—	—	—
From net realized gains	—		(0.45)	(0.42)		(0.18)	—	—	—
Total Distributions	—		(0.45)	(0.46)		(0.18)	—	—	—

Net Asset Value, End of Period	$11.86		$9.36	$10.68		$9.85	$8.53	$10.20	$10.27
Total return	26.71	%(4)	(8.11)%	13.07	%(4)	17.57%	(16.37)%	(0.68)%	18.45	%(6)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’S)	$13,965		$11,290	$14,050		$12,022	$24,185	$52,312	$52,635
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.94	%(5)	1.76%	1.83	%(5)	2.20%	1.49%	1.52%	1.69%
After expense reimbursement(7)	1.25	%(5)	1.25%	1.25	%(5)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income
to average net assets:	0.78	%(5)	(0.43)%	(0.02	)%(5)	0.56%	0.30%	(0.05)%	(0.07)%
Portfolio turnover rate	2	%(4)	9%	0	%(4)	11%	2%	40%	18%

^	For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Total return would have been 18.34% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2019 (Unaudited)

The Internet Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance#	$42,752,171	30.8%
Information	24,833,960	17.9%
Mining, Quarrying, and Oil and Gas Extraction	16,547,252	11.9%
Professional, Scientific, and Technical Services	8,897,584	6.4%
Administrative and Support and Waste Management and
Remediation Services	7,212,228	5.2%
Arts, Entertainment, and Recreation	1,163,360	0.8%
Management of Companies and Enterprises	888,880	0.7%
Retail Trade	93,496	0.1%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $32,478,042 represents a cryptocurrency investment of 23.4% of total net assets as of June 30, 2019.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2019 (Unaudited) — (Continued)

The Global Portfolio

		Percentage
	Market	of Total
Country Allocation*	Value	Net Assets
United States#	$5,669,398	38.3%
Canada	1,481,869	10.0%
United Kingdom	355,460	2.4%
France	311,275	2.1%
Cayman Islands	242,000	1.6%
Brazil	97,736	0.7%
Australia	30,750	0.2%
New Zealand	7,021	0.1%
Guernsey	5,905	0.0%
Bermuda	533	0.0%

*	Excludes Short-Term Investments
#	In the United States Sector, $2,368,149 represents a cryptocurrency investment of 16.0% of total net assets as of June 30, 2019.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2019 (Unaudited) — (Continued)

The Paradigm Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$346,663,251	41.7%
Finance and Insurance#	110,154,330	13.3%
Information	73,287,710	8.8%
Real Estate and Rental and Leasing	70,901,693	8.5%
Management of Companies and Enterprises	45,344,303	5.5%
Arts, Entertainment, and Recreation	39,044,382	4.7%
Accommodation and Food Services	15,150,308	1.8%
Professional, Scientific, and Technical Services	7,520,247	0.9%
Manufacturing	4,368,375	0.5%
Retail Trade	3,501,768	0.4%
Transportation and Warehousing	3,232,211	0.4%
Utilities	2,859,804	0.4%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $29,739,528 represents a cryptocurrency investment of 3.6% of total net assets as of June 30, 2019.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2019 (Unaudited) — (Continued)

The Medical Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$15,585,217	95.1%
Professional, Scientific, and Technical Services	750,670	4.6%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2019 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$94,916,290	30.3%
Management of Companies and Enterprises	32,454,912	10.4%
Real Estate and Rental and Leasing	24,049,982	7.7%
Finance and Insurance#	18,029,094	5.7%
Accommodation and Food Services	12,576,880	4.0%
Professional, Scientific, and Technical Services	12,506,209	4.0%
Arts, Entertainment, and Recreation	10,931,250	3.5%
Manufacturing	6,755,240	2.1%
Transportation and Warehousing	6,497,902	2.1%
Wholesale Trade	871,400	0.3%
Information	304,196	0.1%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $4,646,800 represents a cryptocurrency investment of 1.5% of total net assets as of June 30, 2019.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2019 (Unaudited) — (Continued)

The Market Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$29,147,113	32.5%
Finance and Insurance#	16,131,387	18.0%
Management of Companies and Enterprises	3,145,651	3.5%
Real Estate and Rental and Leasing	2,765,240	3.1%
Information	2,459,264	2.7%
Transportation and Warehousing	417,574	0.5%
Manufacturing	22,400	0.0%
Wholesale Trade	20,880	0.0%
Professional, Scientific, and Technical Services	5,695	0.0%
Retail Trade	200	0.0%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $9,106,354 represents a cryptocurrency investment of 10.1% of total net assets as of June 30, 2019.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2019 (Unaudited) — (Continued)

The Alternative Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$5,853,461	31.2%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2019 (Unaudited) — (Continued)

The Multi-Disciplinary Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$6,113,399	16.7%
Construction	6,078,890	16.6%
Information	4,226,077	11.6%
Mining, Quarrying, and Oil and Gas Extraction	3,694,980	10.1%
Retail Trade	3,607,687	9.9%
Finance and Insurance	3,148,148	8.6%
Management of Companies and Enterprises	3,041,250	8.3%
Transportation and Warehousing	2,773,073	7.6%
Real Estate and Rental and Leasing	1,713,030	4.7%
Professional, Scientific, and Technical Services	511,250	1.4%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited)

COMMON STOCKS — 73.76%	Shares	Value
Administrative and Support Services — 5.20%
CreditRiskMonitor.com, Inc.[f]	780	$1,248
PayPal Holdings, Inc.*[c]	63,000	7,210,980
		7,212,228
Broadcasting (except Internet) — 4.47%
The E.W. Scripps Company — Class A	40,000	611,600
The Madison Square Garden Company — Class A*	16,366	4,581,498
MSG Networks, Inc. — Class A*	49,100	1,018,334
		6,211,432
Credit Intermediation and Related Activities — 2.49%
LendingTree, Inc.*^	8,233	3,458,107
Data Processing, Hosting, and Related Services — 4.71%
IHS Markit Limited*	200	12,744
MasterCard, Inc. — Class A	7,000	1,851,710
Verisk Analytics, Inc.	7,000	1,025,220
Visa, Inc. — Class A	21,000	3,644,550
		6,534,224
Electronic Shopping and Mail-Order Houses — 0.06%
Liberty Expedia Holdings, Inc. — Class A*	1,800	86,022
Management of Companies and Enterprises — 0.64%
Galaxy Digital Holdings Ltd*	112,000	200,985
Icahn Enterprises LP	9,500	687,895
		888,880
Oil and Gas Extraction — 11.92%
Texas Pacific Land Trust[c]	21,026	16,547,252
Other Information Services — 4.99%
Alphabet, Inc. — Class A*	3,200	3,464,960
Alphabet, Inc. — Class C*	3,200	3,458,912
		6,923,872
Other Motor Vehicle Dealers — 0.00%
Copart, Inc.*	100	7,474
Other Professional, Scientific, and Technical Services — 0.37%
GMO Internet, Inc.	28,400	514,185

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

	Shares	Value
Other Telecommunications — 3.03%
Liberty Broadband Corporation — Series A*	8,000	$822,720
Liberty Broadband Corporation — Series C*	8,000	833,760
Liberty Global plc — Series C*	59,800	1,586,494
Liberty Latin America Limited — Class C*	16,496	283,566
Liberty Media Corp.—Liberty SiriusXM — Class A*	18,000	680,580
		4,207,120
Professional, Scientific, and Technical Services — 6.04%
CACI International, Inc. — Class A*	29,200	5,974,028
Cookpad, Inc.*	268,000	763,122
ManTech International Corporation — Class A	25,000	1,646,250
		8,383,400
Satellite Telecommunications — 0.69%
EchoStar Corporation — Class A*	21,600	957,312
Securities and Commodity Exchanges — 0.48%
Cboe Global Markets, Inc.	6,424	665,719
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 27.83%
CME Group, Inc.	4,180	811,380
Grayscale Bitcoin Trust*^[c]	2,146,599	32,478,042
MarketAxess Holdings, Inc.	5,000	1,607,100
OTC Markets Group, Inc. — Class A	116,985	3,731,822
		38,628,344
Spectator Sports — 0.84%
Liberty Media Corp.—Liberty Braves — Class A*	8,000	222,400
Liberty Media Corp.—Liberty Braves — Class C*	8,000	223,760
Liberty Media Corp.—Liberty Formula One — Class A*	20,000	717,200
		1,163,360
TOTAL COMMON STOCKS
(cost $67,299,488)		102,388,931

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

	Principal
ESCROW NOTES — 0.00%	Amount	Value
Other Telecommunications — 0.00%
Adelphia Communications Corp. Preferred*+[a]	$190,000	$—
TOTAL ESCROW NOTES
(cost $0)		—

SHORT-TERM INVESTMENTS — 26.14%	Shares
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 2.26%[b]	1,802	1,802

	Principal
	Amount
U.S. Treasury Obligations — 26.14%
United States Treasury Bills[f]
Maturity Date: 08/06/2019, Yield to Maturity 2.20%	$35,478,000	35,404,117
Maturity Date: 08/13/2019, Yield to Maturity 2.02%	429,000	427,947
Maturity Date: 08/20/2019, Yield to Maturity 2.03%	453,000	451,688
		36,283,752
TOTAL SHORT-TERM INVESTMENTS
(cost $36,281,801)		36,285,554

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 4.84%	Shares
Money Market Funds — 4.84%
First American Government Obligations Fund — Class X, 2.30%[b]	6,714,974	6,714,974
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $6,714,974)		6,714,974
TOTAL INVESTMENTS — 104.74%
(cost $110,296,263)		$145,389,459

Percentages are stated as a percent of net assets.
* – Non-income producing security.
^ — This security or a portion of this security was out on loan at June 30, 2019. Total loaned securities had a market value of $7,102,950 at June 30, 2019. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+ — Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
a — Value determined using significant unobservable inputs.
b — The rate quoted is the annualized seven-day yield as of June 30, 2019.
c — Significant Investment. See note 2.
f — Level 2 Investment. See note 8.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

COMMON STOCKS — 55.22%	Shares	Value
Accommodation — 2.34%
Civeo Corporation*	201,600	$346,752
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) — 0.02%
PrairieSky Royalty Limited	200	2,810
Management of Companies and Enterprises — 4.22%
Bollore SA	68,000	300,013
Clarke, Inc.*[f]	24,800	246,191
Galaxy Digital Holdings Ltd.*	44,000	78,958
		625,162
Mining (except Oil and Gas) — 3.56%
Franco-Nevada Corporation	3,600	305,568
NovaGold Resources, Inc.*	4,000	23,640
Wheaton Precious Metals Corporation	8,200	198,276
		527,484
Oil and Gas Extraction — 15.35%
Texas Pacific Land Trust[c]	2,890	2,274,401
Other Financial Investment Activities — 1.54%
Brookfield Asset Management, Inc. — Class A	4,000	191,120
Burford Capital Limited	300	5,905
IMF Bentham Limited*	15,000	30,750
		227,775
Other Investment Pools and Funds — 0.47%
Partners Value Investments LP*[f]	2,193	70,250
Other Pipeline Transportation — 0.08%
Rubis SCA	200	11,262
Other Telecommunications — 0.05%
Liberty Latin America Limited — Class A*	9	155
Liberty Latin America Limited — Class C*	22	378
NZME Limited	20,000	7,021
		7,554
Professional, Scientific, and Technical Services — 5.11%
CACI International, Inc. — Class A*[c]	3,700	756,983

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

	Shares	Value
Securities and Commodity Exchanges — 1.44%
B3 SA - Brasil Bolsa Balcao	10,000	$97,736
Cboe Global Markets, Inc.	1,118	115,858
		213,594
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 17.01%
CME Group, Inc.	786	152,571
Grayscale Bitcoin Trust*^[c]	156,520	2,368,149
		2,520,720
Support Activities for Mining — 1.63%
Siem Industries, Inc.*[f]	5,500	242,000
Support Activities for Water Transportation — 2.40%
Braemar Shipping Services plc	2,000	4,826
Clarkson plc	11,000	350,634
		355,460
TOTAL COMMON STOCKS
(cost $4,303,574)		8,182,207

PREFERRED STOCKS — 0.08%
Other Investment Pools and Funds — 0.08%
Partners Value Investments LP — Class A	515	12,231
TOTAL PREFERRED STOCKS
(cost $9,785)		12,231

	Principal
CONVERTIBLE BONDS — 0.01%	Amount
Department Stores — 0.01%
Sears Holdings Corporation, 8.000%, 12/15/2019ef	$41,080	1,438
TOTAL CONVERTIBLE BONDS
(cost $41,080)		1,438

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

WARRANTS — 0.04%	Shares	Value
Other Investment Pools and Funds — 0.04%
Partners Value Investments LP*[f]
Expiration: 06/30/2026, Exercise Price: 32.45 CAD	1,893	$6,071
TOTAL WARRANTS
(cost $7,160)		6,071
SHORT-TERM INVESTMENTS — 40.27%
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 2.26%[b]	493	493

	Principal
	Amount
U.S. Treasury Obligations — 40.27%
United States Treasury Bills[f]
Maturity Date: 07/02/2019, Yield to Maturity 2.24%	$16,000	15,999
Maturity Date: 07/09/2019, Yield to Maturity 2.31%	15,000	14,993
Maturity Date: 07/30/2019, Yield to Maturity 2.26%	4,778,000	4,769,773
Maturity Date: 08/06/2019, Yield to Maturity 2.20%	1,016,000	1,013,884
Maturity Date: 08/13/2019, Yield to Maturity 2.02%	77,000	76,811
Maturity Date: 08/20/2019, Yield to Maturity 2.02%	75,000	74,783
		5,966,243
TOTAL SHORT-TERM INVESTMENTS
(cost $5,966,204)		5,966,736

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 0.98%	Shares
Money Market Funds — 0.98%
First American Government Obligations Fund — Class X, 2.30%[b]	145,578	145,578
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $145,578)		145,578
TOTAL INVESTMENTS — 96.60%
(cost $10,473,381)		$14,314,261

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.
* — Non-income producing security.
^ — This security or a portion of this security was out on loan at June 30, 2019. Total loaned securities had a market value of $154,568 at June 30, 2019. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

b — The rate quoted is the annualized seven-day yield as of June 30, 2019.
c — Significant Investment. See note 2.
e — Default or other conditions exist and the security is not presently accruing income.
f — Level 2 Investment. See note 8.
CAD — Canadian Dollars.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

COMMON STOCKS — 86.85%	Shares	Value
Accommodation — 0.47%
Civeo Corporation*	2,290,000	$3,938,800
Amusement, Gambling, and Recreation Industries — 0.41%
Las Vegas Sands Corp.	38,900	2,298,601
MGM Resorts International	39,900	1,139,943
		3,438,544
Beverage and Tobacco Product Manufacturing — 0.06%
Crimson Wine Group Limited*	65,600	524,800
Broadcasting (except Internet) — 0.22%
CBS Corporation — Class B	36,000	1,796,400
Cable and Other Subscription Programming — 0.81%
Discovery Communications, Inc. — Class A*	148,600	4,562,020
Discovery Communications, Inc. — Class C*	75,800	2,156,510
		6,718,530
Chemical Manufacturing — 0.02%
Element Solutions, Inc.*	18,000	186,120
Data Processing, Hosting, and Related Services — 0.01%
IHS Markit Limited*	800	50,976
Electronic Shopping and Mail-Order Houses — 0.42%
Liberty Expedia Holdings, Inc. — Class A*	25,000	1,194,750
Qurate Retail, Inc.*	186,200	2,307,018
		3,501,768
Food Services and Drinking Places — 1.35%
The Wendy’s Company	572,600	11,211,508
Insurance Carriers and Related Activities — 1.89%
Markel Corporation*	14,400	15,690,240
Management of Companies and Enterprises — 5.45%
Associated Capital Group, Inc. — Class A	261,200	9,768,880
Bollore SA	336,000	1,482,415
Icahn Enterprises LP	468,200	33,902,362
RIT Capital Partners plc	7,200	190,645
		45,344,302
Mining (except Oil and Gas) — 2.21%
Franco-Nevada Corporation	216,600	18,385,008

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

	Shares	Value
Motion Picture and Sound Recording Industries — 0.28%
Lions Gate Entertainment Corporation — Class B	167,800	$1,948,158
Viacom, Inc. — Class B	12,000	358,440
		2,306,598
Oil and Gas Extraction — 39.34%
Continental Resources, Inc.*	47,200	1,986,648
Texas Pacific Land Trustcd	411,203	323,612,649
Tourmaline Oil Corp.[f]	113,600	1,446,946
		327,046,243
Other Financial Investment Activities — 5.18%
Brookfield Asset Management, Inc. — Class A	703,000	33,589,340
Brookfield Business Partners LP	5,000	191,550
GAMCO Investors, Inc. — Class A	1,800	34,506
Onex Corp.	152,600	9,223,861
		43,039,257
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP*[f]	800	25,627
Other Professional, Scientific, and Technical Services — 0.07%
GMO Internet, Inc.	32,000	579,363
Other Telecommunications — 5.93%
GCI Liberty, Inc. — Class A*	72,000	4,425,120
Liberty Broadband Corporation — Series A*	42,000	4,319,280
Liberty Broadband Corporation — Series C*	140,000	14,590,800
Liberty Media Corp.—Liberty SiriusXM — Class A*	284,000	10,738,040
Liberty Media Corp.—Liberty SiriusXM — Class C*	400,000	15,192,000
		49,265,240
Performing Arts, Spectator Sports, and Related Industries — 3.35%
Live Nation Entertainment, Inc.*	420,000	27,825,000
Professional, Scientific, and Technical Services — 0.83%
CACI International, Inc. — Class A*	32,200	6,587,798
Cookpad, Inc.*	124,000	353,087
		6,940,885
Real Estate — 8.53%
Dream Unlimited Corp. — Class Af	272,000	1,510,015
Equity Lifestyle Properties, Inc. — REIT	67,700	8,214,718
The Howard Hughes Corporation*[c]	494,000	61,176,960
		70,901,693

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

	Shares	Value
Satellite Telecommunications — 1.58%
DISH Network Corporation — Class A*	110,200	$4,232,782
EchoStar Corporation — Class A*	201,200	8,917,184
		13,149,966
Securities and Commodity Exchanges — 2.11%
Cboe Global Markets, Inc.	169,600	17,575,648
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 4.07%
CME Group, Inc.	21,000	4,076,310
Grayscale Bitcoin Trust*^	1,965,600	29,739,528
		33,815,838
Spectator Sports — 0.94%
Liberty Media Corp.—Liberty Formula One — Class A*	92,000	3,299,120
Liberty Media Corp.—Liberty Formula One — Class C*	119,800	4,481,718
		7,780,838
Support Activities for Mining — 0.15%
Siem Industries, Inc.*[f]	28,000	1,232,000
Support Activities for Water Transportation — 0.39%
Clarkson plc	101,400	3,232,211
Transportation Equipment Manufacturing — 0.44%
General Electric Company	336,000	3,528,000
Wabtec Corp.	1,804	129,455
		3,657,455
Utilities — 0.34%
Brookfield Infrastructure Partners LP	66,600	2,859,804
TOTAL COMMON STOCKS
(cost $352,563,837)		722,020,662

PREFERRED STOCKS — 0.00%
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP — Class A	217	5,154
TOTAL PREFERRED STOCKS
(cost $1,764)		5,154

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

	Principal
ESCROW NOTES — 0.00%	Amount	Value
Other Telecommunications 0.00%
Adelphia Communications Corp.*+[a]	$200,000	$—
TOTAL ESCROW NOTES
(cost $0)		—

WARRANTS — 0.00%	Shares
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP*[f]
Expiration: 06/30/2026, Exercise Price: 32.45 CAD	800	2,566
TOTAL WARRANTS
(cost $2,367)		2,566

SHORT-TERM INVESTMENTS — 13.21%
Money Market Funds — 0.02%
Fidelity Institutional Government Portfolio — Class I, 2.26%[b]	129,884	129,884

	Principal
	Amount
U.S. Treasury Obligations — 13.19%
United States Treasury Bills[f]
Maturity Date: 07/02/2019, Yield to Maturity 2.24%	$826,000	825,955
Maturity Date: 07/16/2019, Yield to Maturity 2.27%	190,000	189,838
Maturity Date: 07/30/2019, Yield to Maturity 2.26%	16,529,000	16,500,539
Maturity Date: 08/06/2019, Yield to Maturity 2.20%	91,545,000	91,354,357
Maturity Date: 08/13/2019, Yield to Maturity 2.02%	715,000	713,246
Maturity Date: 08/20/2019, Yield to Maturity 2.03%	64,000	63,815
		109,647,750
TOTAL SHORT-TERM INVESTMENTS
(cost $109,766,364)		109,777,634

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 3.34%	Shares	Value

Money Market Funds — 3.34%
First American Government Obligations Fund — Class X, 2.30%[b]	27,724,643	$27,724,643
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $27,724,643)		27,724,643
TOTAL INVESTMENTS — 103.40%
(cost $490,058,975)		$859,530,659

Percentages are stated as a percent of net assets.
* — Non-income producing security.
^ — This security or a portion of this security was out on loan at June 30, 2019. Total loaned securities had a market value of $29,436,762 at June 30, 2019. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+ — Security is considered illiquid and was fair valued. The aggregate value of such securities is $0.00 or 0.00% of net assets.
a — Value determined using significant unobservable inputs.
b — The rate quoted is the annualized seven-day yield as of June 30, 2019.
c — Significant Investment. See note 2.
d — Affiliated issuer. See note 10.
f — Level 2 Investment. See note 8.
CAD — Canadian Dollars.
REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

COMMON STOCKS — 99.55%	Shares	Value
Chemical Manufacturing — 0.03%
Celldex Therapeutics, Inc.*	1,752	$$4,696
Pharmaceutical and Medicine Manufacturing — 95.02%
AbbVie, Inc.	10,000	727,200
Agenus, Inc.*	148	444
Alkermes plc*	21,000	473,340
Arena Pharmaceuticals, Inc.*	4,500	263,835
AstraZeneca plc — ADR[c]	24,000	990,720
Biogen, Inc.*[c]	3,750	877,013
Bristol-Myers Squibb Company[c]	20,500	929,675
Celgene Corporation*	7,000	647,080
Eli Lilly & Company[c]	8,500	941,715
Gilead Sciences, Inc.	11,000	743,160
GlaxoSmithKline plc — ADR[c]	22,673	907,373
Immune Pharmaceuticals, Inc.*	1	—
Ionis Pharmaceuticals, Inc.*	12,000	771,240
Johnson & Johnson[c]	9,000	1,253,520
Madrigal Pharmaceuticals, Inc.*	514	53,872
Merck & Co., Inc.[c]	15,000	1,257,750
Merrimack Pharmaceuticals, Inc.*	7,500	45,375
Novartis AG — ADR[c]	14,000	1,278,340
Onconova Therapeutics, Inc.*	160	456
Pacific Biosciences of California, Inc.*	12,000	72,600
Pfizer, Inc.[c]	32,000	1,386,240
Progenics Pharmaceuticals, Inc.*	67,200	414,624
Roche Holding AG Limited — ADR	11,000	386,100
Sanofi — ADR[c]	25,000	1,081,750
Xenon Pharmaceuticals, Inc.*	7,000	69,020
		15,572,442
Professional, Scientific, and Technical Services — 4.50%
Amgen, Inc.	4,000	737,120
TOTAL COMMON STOCKS
(cost $12,004,329)		16,314,258

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

RIGHTS — 0.13%	Shares	Value
Pharmaceutical and Medicine Manufacturing — 0.05%
Sanofi*	15,538	$8,079
Scientific Research and Development Services — 0.08%
Ligand Pharmaceuticals, Inc.*[f]	44,000	10,560
Ligand Pharmaceuticals, Inc.	44,000	2,200
Ligand Pharmaceuticals, Inc.*	44,000	570
Ligand Pharmaceuticals, Inc.*#f	44,000	220
		13,550
TOTAL RIGHTS
(cost $0)		21,629

SHORT-TERM INVESTMENTS — 0.26%
Money Market Funds — 0.04%
Fidelity Institutional Government Portfolio — Class I, 2.26%[b]	6,911	6,911

	Principal
	Amount
U.S. Treasury Obligations — 0.22%
United States Treasury Bills[f]
Maturity Date: 07/16/2019, Yield to Maturity 2.25%	$10,000	9,992
Maturity Date: 08/06/2019, Yield to Maturity 2.20%	26,000	25,946
		35,938
TOTAL SHORT-TERM INVESTMENTS
(cost $42,845)		42,849
TOTAL INVESTMENTS — 99.94%
(cost $12,047,174)		$16,378,736

Percentages are stated as a percent of net assets.
* — Non-income producing security.
# — Contingent value right (contingent upon profitability of company).
b — The rate quoted is the annualized seven-day yield as of June 30, 2019.
c — Significant Investment. See note 2.
f — Level 2 Investment. See note 8.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

COMMON STOCKS — 69.61%	Shares	Value
Accommodation — 1.77%
Civeo Corporation*	3,214,000	$5,528,080
Beverage and Tobacco Product Manufacturing — 0.26%
Crimson Wine Group Limited*	101,200	809,600
Chemical Manufacturing — 1.68%
Element Solutions, Inc.*	62,400	645,216
Inter Parfums, Inc.	69,600	4,627,704
		5,272,920
Food Services and Drinking Places — 2.25%
The Wendy’s Company	360,000	7,048,800
Funds, Trusts, and Other Financial Vehicles — 0.00%
Equity Commonwealth REIT	400	13,008
Machinery Manufacturing — 0.22%
Colfax Corporation*	24,000	672,720
Management of Companies and Enterprises — 10.36%
Associated Capital Group, Inc. — Class A	164,750	6,161,650
Dundee Corporation — Class A*	2,012,400	1,546,127
Galaxy Digital Holdings Ltd.*	448,000	803,940
Icahn Enterprises LPc	306,100	22,164,701
RIT Capital Partners plc	67,000	1,774,063
Sandstorm Gold Ltd.*	800	4,432
		32,454,913
Merchant Wholesalers, Durable Goods — 0.28%
Dorman Products, Inc.*	10,000	871,400
Mining (except Oil and Gas) — 0.03%
Wheaton Precious Metals Corporation	4,400	106,392
Motion Picture and Sound Recording Industries — 0.01%
Lions Gate Entertainment Corporation — Class B	3,600	41,796
Oil and Gas Extraction — 30.27%
Permian Basin Royalty Trust	163,800	997,542
Texas Pacific Land Trust[c]	119,204	93,812,356
		94,809,898
Other Financial Investment Activities — 1.28%
GAMCO Investors, Inc. — Class A	22,000	421,740
Onex Corporation[f]	59,400	3,582,915
		4,004,655

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

	Shares	Value
Other Investment Pools and Funds — 2.40%
JZ Capital Partners Limited*	25,800	$159,237
Partners Value Investments LP*[f]	191,000	6,118,476
Urbana Corporation — Class A	694,471	1,240,931
		7,518,644
Other Pipeline Transportation — 1.73%
Rubis SCA	96,100	5,411,314
Performing Arts, Spectator Sports, and Related Industries — 3.49%
Live Nation Entertainment, Inc.*	165,000	10,931,250
Professional, Scientific, and Technical Services — 3.99%
CACI International, Inc. — Class A*	50,300	10,290,877
Cookpad, Inc.*	778,000	2,215,332
		12,506,209
Real Estate — 7.68%
Dream Unlimited Corp. — Class Af	2,188,400	12,148,958
The Howard Hughes Corporation*	96,100	11,901,024
		24,049,982
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 1.48%
Grayscale Bitcoin Trust*^	307,125	4,646,800
Support Activities for Water Transportation — 0.35%
Braemar Shipping Services plc	450,322	1,086,588
Telecommunications — 0.08%
LICT Corporation*	16	262,400
TOTAL COMMON STOCKS
(cost $142,877,608)		218,047,369

PREFERRED STOCKS — 0.39%
Other Investment Pools and Funds — 0.39%
Partners Value Investments LP — Class A	51,933	1,233,409
TOTAL PREFERRED STOCKS
(cost $420,822)		1,233,409

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

WARRANTS — 0.20%	Shares	Value
Other Investment Pools and Funds — 0.20%
Partners Value Investments LP*[f]
Expiration: 06/30/2026, Exercise Price: 32.45 CAD	191,000	$612,577
TOTAL WARRANTS
(cost $564,856)		612,577

SHORT-TERM INVESTMENTS — 29.78%
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 2.26%[b]	33	33

	Principal
	Amount
U.S. Treasury Obligations — 29.78%
United States Treasury Bills[f]
Maturity Date: 07/30/2019, Yield to Maturity 2.26%	$16,690,000	16,661,262
Maturity Date: 08/06/2019, Yield to Maturity 2.20%	76,800,000	76,640,064
		93,301,326
TOTAL SHORT-TERM INVESTMENTS
(cost $93,291,591)		93,301,359

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 1.38%	Shares
Money Market Funds — 1.38%
First American Government Obligations Fund — Class X, 2.30%[b]	4,332,755	4,332,755
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $4,332,755)		4,332,755
TOTAL INVESTMENTS — 101.36%
(cost $241,487,632)		$317,527,469

Percentages are stated as a percent of net assets.
* — Non-income producing security.
^ — This security or a portion of this security was out on loan at June 30, 2019. Total loaned securities had a market value of $4,600,322 at June 30, 2019. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

b — The rate quoted is the annualized seven-day yield as of June 30, 2019.
c — Significant Investment. See note 2.
f — Level 2 Investment. See note 8.
CAD— Canadian Dollars.
REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

COMMON STOCKS — 59.84%	Shares	Value
Beverage and Tobacco Product Manufacturing — 0.02%
Crimson Wine Group Limited*	2,800	$22,400
Data Processing, Hosting, and Related Services — 2.74%
IHS Markit Limited*	200	12,744
MasterCard, Inc. — Class A	4,000	1,058,120
Visa, Inc. — Class A	8,000	1,388,400
		2,459,264
Insurance Carriers and Related Activities — 0.77%
Arthur J. Gallagher & Co.	400	35,036
Markel Corporation*	600	653,760
		688,796
Management of Companies and Enterprises — 3.51%
Associated Capital Group, Inc. — Class A	33,800	1,264,120
Clarke, Inc.*[f]	1,000	9,927
Dundee Corporation — Class A*	2,000	1,537
Galaxy Digital Holdings Ltd.*	110,000	197,396
Icahn Enterprises LP	23,100	1,672,671
		3,145,651
Merchant Wholesalers, Durable Goods — 0.02%
A-Mark Precious Metals, Inc.*	1,600	20,880
Mining (except Oil and Gas) — 0.62%
Franco-Nevada Corporation	4,800	407,424
Wheaton Precious Metals Corporation	6,200	149,916
		557,340
Oil and Gas Extraction — 31.86%
Texas Pacific Land Trust[c]	36,328	28,589,773
Other Financial Investment Activities — 0.70%
GAMCO Investors, Inc. — Class A	3,800	72,846
Oaktree Capital Group LLC	9,000	445,860
Sprott, Inc.	41,155	105,908
		624,614
Other Investment Pools and Funds — 2.27%
Partners Value Investments LP*[f]	43,516	1,393,987
Urbana Corporation[f]	3,200	5,865
Urbana Corporation — Class A	356,004	636,134
		2,035,986

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

	Shares	Value
Professional, Scientific, and Technical Services — 0.01%
Cookpad, Inc.*	2,000	$5,695
Real Estate — 3.08%
Dream Unlimited Corp. — Class Af	272,800	1,514,456
The Howard Hughes Corporation*	10,100	1,250,784
		2,765,240
Securities and Commodity Exchanges — 1.40%
Cboe Global Markets, Inc.	7,806	808,936
NASDAQ, Inc.	1,800	173,106
NZX Limited	359,002	270,118
		1,252,160
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 12.38%
CME Group, Inc.	5,891	1,143,502
Grayscale Bitcoin Trust*^[c]	601,874	9,106,354
IntercontinentalExchange Group, Inc.	10,000	859,400
		11,109,256
Support Activities for Water Transportation — 0.46%
Clarkson plc	13,100	417,574
TOTAL COMMON STOCKS
(cost $24,131,501)		53,694,629

PREFERRED STOCKS — 0.31%
Other Investment Pools and Funds — 0.31%
Partners Value Investments LP — Class A	11,832	281,010
TOTAL PREFERRED STOCKS
(cost $219,010)		281,010

	Principal
CONVERTIBLE BONDS — 0.00%	Amount
Department Stores — 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019ef	$5,720	200
TOTAL CONVERTIBLE BONDS
(cost $5,720)		200

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

WARRANTS — 0.16%	Shares	Value

Other Investment Pools and Funds — 0.16%
Partners Value Investments LP*[f]
Expiration: 06/30/2026, Exercise Price: 32.45 CAD	43,516	$139,565
TOTAL WARRANTS
(cost $130,104)		139,565

SHORT-TERM INVESTMENTS — 39.14%
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 2.26%[b]	1,150	1,150

	Principal
	Amount
U.S. Treasury Obligations — 39.14%
United States Treasury Bills[f]
Maturity Date: 07/02/2019, Yield to Maturity 2.24%	$7,000	7,000
Maturity Date: 07/30/2019, Yield to Maturity 2.26%	8,861,000	8,845,742
Maturity Date: 08/06/2019, Yield to Maturity 2.20%	26,012,000	25,957,830
Maturity Date: 08/13/2019, Yield to Maturity 2.05%	80,000	79,804
Maturity Date: 08/20/2019, Yield to Maturity 2.02%	230,000	229,334
		35,119,710
TOTAL SHORT-TERM INVESTMENTS
(cost $35,117,303)		35,120,860

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 1.38%	Shares
Money Market Funds — 1.38%
First American Government Obligations Fund — Class X, 2.30%[b]	1,241,317	1,241,317
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $1,241,317)		1,241,317
TOTAL INVESTMENTS — 100.83%
(cost $60,844,955)		$90,477,581

Percentages are stated as a percent of net assets.
* — Non-income producing security.
^ — This security or a portion of this security was out on loan at June 30, 2019. Total loaned securities had a market value of $1,317,974 at June 30, 2019. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

b — The rate quoted is the annualized seven-day yield as of June 30, 2019.
c — Significant Investment. See note 2.
e — Default or other conditions exist and the security is not presently accruing income.
f — Level 2 Investment. See note 8.
CAD— Canadian Dollars.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

EXCHANGE TRADED FUNDS — 31.15%	Shares	Value
Funds, Trusts, and Other Financial Vehicles — 31.15%
iShares 1-3 Year Credit Bond ETF	54,000	$2,885,760
PIMCO Enhanced Short Maturity Active ETF	4,700	478,225
SPDR Barclays Short Term Corporate Bond ETF#	24,000	738,720
Vanguard Short-Term Corporate Bond ETF	21,700	1,750,756
TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,792)		5,853,461

SHORT-TERM INVESTMENTS — 67.05%
Money Market Funds — 12.50%
Fidelity Institutional Government Portfolio — Class I, 2.26%#b	2,348,988	2,348,988

	Principal
	Amount
U.S. Treasury Obligations — 54.55%
United States Treasury Bills[f]
Maturity Date: 08/06/2019, Yield to Maturity 2.20%	$10,272,000	10,250,609
TOTAL SHORT-TERM INVESTMENTS
(cost $12,598,493)		12,599,597
TOTAL INVESTMENTS — 98.20%
(cost $18,403,285)		$18,453,058

Percentages are stated as a percent of net assets.
# — All or a portion of the securities have been committed as collateral for written option contracts, totaling $3,087,056.
b — The rate quoted is the annualized seven-day yield as of June 30, 2019.
f — Level 2 Investment. See note 8.
ETF — Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

	Principal
CONVERTIBLE BONDS — 1.72%	Amount	Value
Pipeline Transportation of Natural Gas — 1.72%
Cheniere Energy, Inc., 4.250%, 03/15/2045[f]	$800,000	$630,480
TOTAL CONVERTIBLE BONDS
(cost $638,274)		630,480

CORPORATE BONDS — 84.71%
Advertising, Public Relations, and Related Services — 1.40%
Lamar Media Corp., 5.000%, 05/01/2023[f]	500,000	511,250
Broadcasting (except Internet) — 5.92%
Altice Luxembourg SA, 7.750%, 05/15/2022◾[f]	250,000	254,688
Cablevision Systems Corporation, 5.875%, 09/15/2022[f]	200,000	210,500
Sinclair Television Group, Inc., 5.375%, 04/01/2021[f]	250,000	250,781
Sirius XM Radio, Inc., 4.625%, 05/15/2023◾[f]	1,050,000	1,065,750
TEGNA, Inc.[f]
5.125%, 10/15/2019	133,000	133,333
5.125%, 07/15/2020	250,000	250,937
		2,165,989
Chemical Manufacturing — 10.56%
Ashland, Inc., 4.750%, 08/15/2022cf	3,000,000	3,146,250
The Chemours Company[f]
6.625%, 05/15/2023	474,000	492,069
7.000%, 05/15/2025	214,000	224,165
		3,862,484
Construction of Buildings — 16.63%
Brookfield Residential Propertiescf
6.500%, 12/15/2020◾	3,250,000	3,258,125
6.125%, 07/01/2022◾	100,000	102,000
6.375%, 05/15/2025◾	651,000	660,765
Lennar Corporation, 4.750%, 11/15/2022cf	1,960,000	2,058,000
		6,078,890
Deep Sea, Coastal, and Great Lakes Water Transportation — 5.42%
Stolt-Nielsen Limited, 6.375%, 09/21/2022cf	2,000,000	1,981,833
Fabricated Metal Product Manufacturing — 0.66%
Ball Corporation, 5.250%, 07/01/2025[f]	224,000	243,040

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

	Principal
	Amount	Value
Food Manufacturing — 5.49%
Lamb Weston Holdings, Inc.cf
4.625%, 11/01/2024◾	$1,000,000	$1,041,250
4.875%, 11/01/2026◾	925,000	966,625
		2,007,875
Management of Companies and Enterprises — 8.32%
Icahn Enterprises, 5.875%, 02/01/2022cf	3,000,000	3,041,250
Metal Ore Mining — 0.75%
Teck Resources Limited, 4.750%, 01/15/2022[f]	264,000	273,581
Motor Vehicle and Parts Dealers — 9.87%
Penske Automotive Group, Inc., 5.750%, 10/01/2022cf	3,550,000	3,607,687
Oil and Gas Extraction — 6.31%
Continental Resources, Inc., 5.000%, 09/15/2022[f]	479,000	483,427
Murphy Oil Corp., 4.450%, 12/01/2022[f]	1,208,000	1,224,610
QEP Resources, Inc.[f]
6.875%, 03/01/2021	250,000	258,125
5.375%, 10/01/2022	120,000	117,150
5.250%, 05/01/2023	230,000	222,525
		2,305,837
Publishing Industries (except Internet) — 0.70%
Tribune Media Company, 5.875%, 07/15/2022[f]	250,000	255,600
Real Estate — 4.69%
The Howard Hughes Corporation, 5.375%, 03/15/2025◾[f]	1,650,000	1,713,030
Support Activities for Mining — 3.05%
Ensco plc, 4.700%, 03/15/2021[f]	600,000	560,562
Rowan Companies, Inc., 4.875%, 06/01/2022[f]	600,000	555,000
		1,115,562
Telecommunications — 4.94%
CenturyLink, Inc., 5.800%, 03/15/2022[f]	500,000	523,750
Crown Castle International Corp., 4.875%, 04/15/2022[f]	700,000	744,488
Hughes Satellite Systems Corp., 7.625%, 06/15/2021[f]	500,000	536,250
		1,804,488
TOTAL CORPORATE BONDS
(cost $30,283,874)		30,968,396

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

	Principal
MUNICIPAL BONDS — 0.44%	Amount	Value
Support Activities for Air Transportation — 0.44%
Branson Missouri Regional Airport Transportation Development District,
5.000%, 04/01/2043+ef	$1,045,935	$160,760
TOTAL MUNICIPAL BONDS
(cost $2,253,382)		160,760

CLOSED-END FUNDS — 8.61%	Shares
Funds, Trusts, and Other Financial Vehicles — 8.61%
DoubleLine Opportunistic Credit Fund	50,900	1,064,828
PIMCO Dynamic Income Fund^	64,800	2,083,320
TOTAL CLOSED-END FUNDS
(cost $3,353,432)		3,148,148
SHORT-TERM INVESTMENTS — 3.62%
Money Market Funds — 0.02%
Fidelity Institutional Government Portfolio — Class I, 2.26%[b]	5,809	5,809

	Principal
	Amount
U.S. Treasury Obligations — 3.60%
United States Treasury Bills[f]
Maturity Date: 07/30/2019, Yield to Maturity 2.10%	$1,318,000	1,315,731
TOTAL SHORT-TERM INVESTMENTS
(cost $1,321,590)		1,321,540

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 5.46%	Shares
Money Market Funds — 5.46%
First American Government Obligations Fund — Class X, 2.30%[b]	1,995,000	1,995,000
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $1,995,000)		1,995,000
TOTAL INVESTMENTS — 104.56%
(cost $39,845,552)		$38,224,324

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2019 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.
◾— The percentage of net assets comprised of 144a securities was 24.79%.
^ — This security or a portion of this security was out on loan at June 30, 2019. Total loaned securities had a market value of $1,929,000 at June 30, 2019. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+ — Security is considered illiquid. The aggregate value of such securities is $160,760 or 0.44% of net assets.
b — The rate quoted is the annualized seven-day yield as of June 30, 2019.
c — Significant Investment. See note 2.
e — Default or other conditions exist and the security is not presently accruing income.
f — Level 2 Investment. See note 8.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities
June 30, 2019 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
ASSETS:
Investments, at value(1)(2)	$145,389,459	$14,314,261
Cash	603	1,207
Receivable for contributed capital	338,036	670,185
Receivable for investments sold	31,685	—
Dividends and interest receivable	2,362	16,331
Prepaid expenses and other assets	12,770	559
Total Assets	145,774,915	15,002,543
LIABILITIES:
Payable to Adviser	133,378	13,665
Payable to Trustees	2,810	288
Payable to Chief Compliance Officer	185	20
Payable for collateral received for securities loaned	6,714,974	145,578
Payable for withdrawn capital	65,543	4,245
Accrued expenses and other liabilities	47,240	20,837
Total Liabilities	6,964,130	184,633
Net Assets	$138,810,785	$14,817,910
(1) Cost of investments	$110,296,263	$10,473,381
(2) Includes loaned securities with a market value of	$7,102,950	$154,568

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2019 (Unaudited)

	The Paradigm
	Portfolio	The Medical
	(Consolidated)	Portfolio
ASSETS:
Investments, at value
Unaffiliated issuers(1)	$535,918,010	$16,378,736
Affiliated issuers(2)	323,612,649	—
Total investments, at value(3)(4)	$859,530,659	$16,378,736
Cash	13,469	—
Receivable for contributed capital	730,278	47
Receivable for investments sold	381,434	—
Dividends and interest receivable	105,035	50,749
Prepaid expenses and other assets	66,772	1,207
Total Assets	860,827,647	16,430,739
LIABILITIES:
Payable to Adviser	821,306	16,746
Payable to Trustees	18,792	381
Payable to Chief Compliance Officer	1,268	27
Payable for collateral received for securities loaned	27,724,643	—
Payable for withdrawn capital	771,983	6,661
Accrued expenses and other liabilities	189,824	18,761
Total Liabilities	29,527,816	42,576
Net Assets	$831,299,831	$16,388,163
(1) Unaffiliated issuers cost	$445,598,895	$12,047,174
(2) Affiliated issuers cost	$44,460,080	$—
(3) Total issuers cost	$490,058,975	$12,047,174
(4) Includes loaned securities with a market value of	$29,436,762	$—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2019 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
ASSETS:
Investments, at value(1)(2)	$317,527,469	$90,477,581
Cash	36,314	5,372
Receivable for contributed capital	466,063	608,998
Receivable for investments sold	47,993	14,451
Dividends and interest receivable	325,186	8,237
Prepaid expenses and other assets	14,612	4,048
Total Assets	318,417,637	91,118,687
LIABILITIES:
Payable to Adviser	326,547	87,715
Payable to Trustees	7,555	1,943
Payable to Chief Compliance Officer	442	133
Payable for securities purchased	41,066	9,584
Payable for collateral received for securities loaned	4,332,755	1,241,317
Payable for withdrawn capital	363,509	4,359
Accrued expenses and other liabilities	87,425	38,873
Total Liabilities	5,159,299	1,383,924
Net Assets	$313,258,338	$89,734,763
(1) Cost of investments	$241,487,632	$60,844,955
(2) Includes loaned securities with a market value of	$4,600,322	$1,317,974

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2019 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
ASSETS:
Investments, at value(1)(2)	$18,453,058	$38,224,324
Cash at broker	360,482	—
Receivable for contributed capital	10,995	10,928
Dividends and interest receivable	4,362	414,298
Prepaid expenses and other assets	584	10,329
Total Assets	18,829,481	38,659,879
LIABILITIES:
Payable to Adviser	13,996	38,392
Payable to Trustees	437	855
Payable to Chief Compliance Officer	34	60
Payable for collateral received for securities loaned	—	1,995,000
Payable for withdrawn capital	4,228	44,106
Accrued expenses and other liabilities	19,318	24,325
Total Liabilities	38,013	2,102,738
Net Assets	$18,791,468	$36,557,141
(1) Cost of investments	$18,403,285	$39,845,552
(2) Includes loaned securities with a market value of	$—	$1,929,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations
For the Six Months Ended June 30, 2019 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
INVESTMENT INCOME:
Dividends†	$216,849	$34,710
Interest	445,649	67,137
Income from securities lending	69,735	2,974
Total investment income	732,233	104,821
EXPENSES:
Investment advisory fees	741,184	76,449
Administration fees	34,672	9,554
Professional fees	14,839	7,293
Fund accounting fees	12,152	2,514
Trustees’ fees	6,107	629
Chief Compliance Officer fees	1,059	114
Custodian fees and expenses	6,063	2,897
Registration fees	523	522
Other expenses	2,595	253
Total expenses	819,194	100,225
Net investment income (loss)	(86,961)	4,596
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(83,490)	1,495
Net change in unrealized appreciation of:
Investments and foreign currency	39,609,993	3,023,218
Net realized and unrealized gain on investments	39,526,503	3,024,713
Net increase in net assets resulting from operations	$39,439,542	$3,029,309
† Net of foreign taxes withheld of:	$733	$1,264

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2019 (Unaudited)

	The Paradigm
	Portfolio	The Medical
	(Consolidated)	Portfolio
INVESTMENT INCOME:
Dividends†	$1,013,385	$263,966
Interest	1,245,298	1,121
Income from securities lending	101,261	8,307
Dividends from affiliated issuer	2,494,818	—
Total investment income	4,854,762	273,394
EXPENSES:
Investment advisory fees	4,896,977	104,158
Administration fees	195,413	10,504
Professional fees	42,627	4,825
Fund accounting fees	76,704	2,543
Trustees’ fees	40,173	896
Chief Compliance Officer fees	7,461	164
Custodian fees and expenses	45,627	2,684
Registration fees	24	24
Other expenses	14,943	346
Total expenses	5,319,949	126,144
Net investment income (loss)	(465,187)	147,250
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(2,740,267)	514,789
Affiliated issuer	6,373,889	—
Net change in unrealized appreciation of:
Investments and foreign currency	91,069,133	49,960
Affiliated Issuer	96,664,965	—
Net realized and unrealized gain on investments	191,367,720	564,749
Net increase in net assets resulting from operations	$190,902,533	$711,999
† Net of foreign taxes withheld of:	$60,798	$16,223

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2019 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
INVESTMENT INCOME:
Dividends†	$1,194,773	$293,042
Interest	1,152,714	406,093
Income from securities lending	16,437	14,388
Total investment income	2,363,924	713,523
EXPENSES:
Investment advisory fees	1,900,837	510,411
Administration fees	78,985	26,096
Professional fees	24,824	14,331
Fund accounting fees	30,138	9,182
Trustees’ fees	15,274	4,224
Chief Compliance Officer fees	2,887	777
Custodian fees and expenses	20,952	7,179
Registration fees	26	524
Other expenses	5,105	1,552
Total expenses	2,079,028	574,276
Net investment income	284,896	139,247
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	(743,747)	(101,265)
Net change in unrealized appreciation of:
Investments and foreign currency	52,372,737	18,380,470
Net realized and unrealized gain on investments	51,628,990	18,279,205
Net increase in net assets resulting from operations	$51,913,886	$18,418,452
† Net of foreign taxes withheld of:	$43,374	$4,764

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2019 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends	$72,599	$120,648
Interest	151,191	919,792
Income from securities lending	—	12,435
Total investment income	223,790	1,052,875
EXPENSES:
Investment advisory fees	85,647	233,768
Administration fees	11,802	16,409
Professional fees	4,919	5,773
Fund accounting fees	2,274	7,417
Trustees’ fees	1,018	1,999
Chief Compliance Officer fees	188	355
Custodian fees and expenses	2,881	3,410
Registration fees	25	27
Other expenses	409	828
Total expenses	109,163	269,986
Net investment income	114,627	782,889
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(97)	(17,633)
Written option contracts expired or closed	31,663	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	176,550	1,796,085
Written option contracts	(26,903)	—
Net realized and unrealized gain on investments	181,213	1,778,452
Net increase in net assets resulting from operations	$295,840	$2,561,341

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	(Consolidated)		(Consolidated)
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2019	December 31,	June 30, 2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018

OPERATIONS:
Net investment income (loss)	$(86,961)	$(852,933)	$4,596	$(79,686)
Net realized gain (loss) on sale of
investments and foreign currency	(83,490)	32,301,030	1,495	(276,114)
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	39,609,993	(74,922,835)	3,023,218	(3,293,146)
Net increase (decrease) in net assets
resulting from operations	39,439,542	(43,474,738)	3,029,309	(3,648,946)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
BENEFICIAL INTEREST
TRANSACTIONS:
Contributions	1,344,150	6,470,678	1,413,922	1,307,577
Withdrawals	(7,867,500)	(25,363,999)	(597,317)	(2,373,818)
Net increase (decrease) in net assets
resulting from beneficial
interest transactions	(6,523,350)	(18,893,321)	816,605	(1,066,241)
Total increase (decrease) in
net assets	32,916,192	(62,368,059)	3,845,914	(4,715,187)
NET ASSETS:
Beginning of period	105,894,593	168,262,652	10,971,996	15,687,183
End of period	$138,810,785	$105,894,593	$14,817,910	$10,971,996

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio
	(Consolidated)		The Medical Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2019	December 31,	June 30, 2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018
OPERATIONS:
Net investment income (loss)	$(465,187)	$(5,456,085)	$147,250	$171,494
Net realized gain on sale of
investments and foreign currency	3,633,622	129,576,341	514,789	1,560,378
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	187,734,098	(165,251,075)	49,960	(1,466,285)
Net increase (decrease) in net assets
resulting from operations	190,902,533	(41,130,819)	711,999	265,587
NET DECREASE IN NET ASSETS
RESULTING FROM BENEFICIAL
INTEREST TRANSACTIONS:
Contributions	12,314,598	77,369,100	107,412	206,115
Withdrawals	(30,196,966)	(168,838,467)	(900,940)	(3,464,345)
Net decrease in net assets resulting
from beneficial interest
transactions	(17,882,368)	(91,469,367)	(793,528)	(3,258,230)
Total increase (decrease) in net assets	173,020,165	(132,600,186)	(81,529)	(2,992,643)
NET ASSETS:
Beginning of period	658,279,666	790,879,852	16,469,692	19,462,335
End of period	$831,299,831	$658,279,666	$16,388,163	$16,469,692

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Portfolio		Opportunities Portfolio
	(Consolidated)		(Consolidated)
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2019	December 31,	June 30, 2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018

OPERATIONS:
Net investment income (loss)	$284,896	$(909,931)	$139,247	$(250,527)
Net realized gain (loss) on sale of
investments and foreign currency	(743,747)	1,460,421	(101,265)	3,266,854
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	52,372,737	(7,770,750)	18,380,470	(12,167,425)
Net increase (decrease) in net assets
resulting from operations	51,913,886	(7,220,260)	18,418,452	(9,151,098)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
BENEFICIAL INTEREST
TRANSACTIONS:
Contributions	81,589,788	153,048,372	2,273,853	12,968,925
Withdrawals	(43,638,951)	(103,903,461)	(3,896,070)	(8,159,216)
Net increase (decrease) in net assets
resulting from beneficial
interest transactions	37,950,837	49,144,911	(1,622,217)	4,809,709
Total increase (decrease) in net assets	89,864,723	41,924,651	16,796,235	(4,341,389)
NET ASSETS:
Beginning of period	223,393,615	181,468,964	72,938,528	77,279,917
End of period	$313,258,338	$223,393,615	$89,734,763	$72,938,528

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-Disciplinary
	Income Portfolio		Income Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2019	December 31,	June 30, 2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018
OPERATIONS:
Net investment income	$114,627	$167,001	$782,889	$1,794,418
Net realized gain (loss) on sale of
investments, foreign currency and
written options	31,566	12,409	(17,633)	(106,210)
Net change in unrealized appreciation
(depreciation) of investments, foreign
currency and written options	149,647	(52,766)	1,796,085	(2,054,163)
Net increase (decrease) in net assets
resulting from operations	295,840	126,644	2,561,341	(365,955)
NET DECREASE IN NET ASSETS
RESULTING FROM BENEFICIAL
INTEREST TRANSACTIONS:
Contributions	1,124,330	2,933,892	880,319	5,144,814
Withdrawals	(1,760,794)	(7,035,790)	(4,300,976)	(16,568,073)
Net decrease in net assets resulting
from beneficial interest
transactions	(636,464)	(4,101,898)	(3,420,657)	(11,423,259)
Total decrease in net assets	(340,624)	(3,975,254)	(859,316)	(11,789,214)
NET ASSETS:
Beginning of period	19,132,092	23,107,346	37,416,457	49,205,671
End of period	$18,791,468	$19,132,092	$36,557,141	$37,416,457

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements
June 30, 2019 (Unaudited)

1. Organization
The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non-diversified” series of the Trust, except The Global Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Alternative Income Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.
Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.
Each of the Master Portfolios, except for The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio, seeks to provide investors with long-term capital growth. The Alternative Income Portfolio seeks to provide current income and gains. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology industries and related technology industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Alternative Income and Multi-Disciplinary Income Portfolios utilize a two-part investment strategy, which includes fixed income and derivatives components. The Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio utilize wholly-owned subsidiaries to achieve their investment objectives. Please see Note 2 for further details.
2. Significant Accounting Policies
Security Valuation
Master Portfolios equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.
Composite option pricing calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

traded on other foreign markets. At June 30, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2019.
Bitcoin
The Master Portfolios may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Trust’s bitcoin investments. At June 30, 2019, 23.4%, 16.0%, 3.6%, 1.5%, and 10.1% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and its Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.
Consolidation of Subsidiaries
The consolidated financial statements include the accounts of Cayman, Ltd., Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (the “Cayman” or “Delaware”, respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. Each Master Portfolio can invest up to 25% of its total assets in the Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

the Portfolio’s investment objectives and policies. By investing in its Subsidiaries, a Master Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio. Each Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, each Master Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that the Subsidiaries will take action contrary to the interests of the Master Portfolio. Each Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as its Master Portfolio.
The Cayman Subsidiary is an exempted Cayman investment company and is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Cayman Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, each Cayman Subsidiary’s net income and capital gain will be included each year in the respective Portfolio’s investment company taxable income.
As of June 30, 2019, the respective Cayman Subsidiary’s market value and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$12,342,321	8.89%
Global Portfolio	$671,714	4.53%
Paradigm Portfolio	$36,779,288	4.42%
Small Cap Opportunities Portfolio	$8,469,788	2.70%
Market Opportunities Portfolio	$2,803,101	3.12%

The Delaware Subsidiary is organized under Delaware law. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to its respective Master Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

As of June 30, 2019, the respective Delaware Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$1,278	0.00%
Global Portfolio	$1,068	0.01%
Market Opportunities Portfolio	$1,712	0.00%

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.
Written Options
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or unencumbered, liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

put options or the market value of the instrument underlying the contract for call options.
Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolios Adviser under the supervision of the Board of Trustees. At June 30, 2019, the following Master Portfolios held securities restricted to institutional investors (144A Securities):

		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Income Portfolio	$9,062,233	24.79%

An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

significantly changing the market value of the investment. At June 30, 2019, the following Master Portfolios held illiquid securities:

			Percentage of
	Market Value		Net Assets
The Internet Portfolio	$—	*	0.00%
The Paradigm Portfolio	—	*	0.00%
The Multi-Disciplinary Income Portfolio	160,760		0.44%

* Amount is less than $0.50.

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.
Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33 1 / 3 % of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.
Significant Investments
The Portfolios may invest a greater percentage of their assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) expose the Portfolios to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

June 30, 2019, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio invested approximately 41%, 36%, 46%, 67%, 37%, 42% and 58% of their respective net assets in individual securities greater than 5% of net assets. Please see the respective Schedule of Investments for further details.
Short-Term Investments
The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.
Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interests in the respective Master Portfolios.
Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2019, open tax years include the tax years ended December 31, 2015 through December 31, 2018. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets.
For the six-month period ended June 30, 2019, Master Portfolios incurred the following expenses pursuant to the Agreements:

Investment Advisory Fees
The Internet Portfolio	$741,184
The Global Portfolio	76,449
The Paradigm Portfolio	4,896,977
The Medical Portfolio	104,158
The Small Cap Opportunities Portfolio	1,900,837
The Market Opportunities Portfolio	510,411
The Alternative Income Portfolio	85,647
The Multi-Disciplinary Income Portfolio	233,768

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

For the six-month period ended June 30, 2019, the Trust was allocated approximately $13,000 for the services of the Chief Compliance Officer employed by the Adviser.
4. Approval of Investment Advisory Contract by Trustees of Kinetics Portfolios Trust (Unaudited)
At a meeting of the Board of Trustees of the Trust held on March 15, 2019, the Board, including a majority of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Advisory Agreements with respect to each Master Portfolio. In reaching a decision to approve the Advisory Agreements (the “Agreements”), the Board of Trustees, including a majority of the Independent Trustees, considered, among; (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the personnel providing such services; (3) the investment performance of the Funds over time, along with that of the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Funds’ expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be realized as the Funds grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Funds; (8) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Funds, including, if applicable, any benefits derived or to be derived by the Adviser from its relationship with the Funds such as soft dollar arrangements by which brokers provide research to the Funds or the Adviser in return for allocating the Funds’ brokerage; (9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (10) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to approve the Agreements.
5. Securities Transactions
Purchases and sales of investment securities, other than short-term investments and short-term options, for the six-month period ended June 30, 2019, were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
The Internet Portfolio	$—	$913,439	$—	$1,297,715
The Global Portfolio	—	186,373	—	44,665
The Paradigm Portfolio	—	1,565,824	—	28,125,282
The Medical Portfolio	—	968,335	—	1,619,181
The Small Cap Opportunities
Portfolio	—	10,153,135	—	3,536,882
The Market Opportunities
Portfolio	—	592,571	—	1,267,305
The Alternative Income Portfolio	—	—	—	—
The Multi-Disciplinary
Income Portfolio	—	3,902	—	3,914,304

As of December 31, 2018, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm	Medical
Tax Cost of Investments	$111,845,606	$10,122,935	$485,771,770	$12,204,701
Unrealized Appreciation	5,961,464	1,794,922	246,828,639	6,492,815
Unrealized Depreciation	(10,442,344)	(973,551)	(69,641,788)	(2,275,586)
Net Unrealized Appreciation
(Depreciation)	$(4,480,880)	$821,371	$177,186,851	$4,217,229

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

					Multi-
	Small Cap	Market	Alternative		Disciplinary
	Opportunities	Opportunities	Income		Income
Tax Cost of Investments	$205,050,760	$61,972,397	$18,920,465 $		39,845,695
Unrealized Appreciation	72,325,091	16,645,203	27,086		721,261
Unrealized Depreciation	(53,482,975)	(5,458,999)	(153,863)		(3,455,438)
Net Unrealized Appreciation
(Depreciation)	$18,842,116	$11,186,204	$(126,777	)$	(2,734,177)

6. Portfolio Securities Loaned
As of June 30, 2019, the Master Portfolios had loaned securities that were collateralized by cash. The majority of the cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight and continuous. The value of the securities on loan and the value of the related collateral at June 30, 2019, were as follows:

	Securities	Collateral
The Internet Portfolio	$7,102,950	$6,714,974
The Global Portfolio	154,568	145,578
The Paradigm Portfolio	29,436,762	27,724,643
The Medical Portfolio	—	—
The Small Cap Opportunities Portfolio	4,600,322	4,332,755
The Market Opportunities Portfolio	1,317,974	1,241,317
The Alternative Income Portfolio	—	—
The Multi-Disciplinary Income Portfolio	1,929,000	1,995,000

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

7. Selected Financial Highlights
Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Total Return*	38.97	%(2)	(26.86)%	57.90%	3.09%	(4.95)%	0.28%
Ratio of expenses
to average
net assets:	1.38	%(1)	1.38%	1.37%	1.37%	1.35%	1.34%
Ratio of net investment
income (loss)
to average
net assets:	(0.15	)%(1)	(0.60)%	1.27%	(1.18)%	(1.05)%	(0.90)%
Portfolio turnover
rate	1%		15%	44%	2%	1%	1%

	The Global Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Total Return*	27.77	%(2)	(23.85)%	49.37%	14.13%	(14.13)%	(12.10)%
Ratio of expenses
to average
net assets:	1.64	%(1)	1.66%	1.59%	1.66%	1.69%	1.60%
Ratio of net investment
income (loss)
to average
net assets:	0.08	%(1)	(0.57)%	1.88%	(0.44)%	(0.59)%	(0.52)%
Portfolio turnover rate	1%		28%	169%	11%	16%	14%

	The Paradigm Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Total Return*	29.20	%(2)	(5.27)%	28.69%	20.72%	(8.04)%	(0.48)%
Ratio of expenses
to average
net assets:	1.36	%(1)	1.36%	1.36%	1.37%	1.35%	1.33%
Ratio of net investment
loss to average
net assets:	(0.12	)%(1)	(0.65)%	(0.53)%	(0.84)%	(0.63)%	(0.72)%
Portfolio turnover rate	0%		3%	14%	2%	2%	7%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

	The Medical Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Total Return*	4.23	%(2)	1.59%	10.67%	(8.04)%	6.58%	16.42%
Ratio of expenses
to average
net assets:	1.51	%(1)	1.47%	1.43%	1.42%	1.40%	1.41%
Ratio of net investment
income to average
net assets:	1.77	%(1)	0.96%	0.82%	0.66%	0.24%	0.44%
Portfolio turnover rate	6%		0%	0%	0%	12%	3%

	The Small Cap Opportunities Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Total Return*	22.64	%(2)	0.56%	26.50%	24.67%	(11.97)%	(6.98)%
Ratio of expenses
to average
net assets:	1.37	%(1)	1.37%	1.37%	1.36%	1.35%	1.34%
Ratio of net investment
income (loss)
to average
net assets:	0.19	%(1)	(0.33)%	(0.47)%	(0.75)%	(0.65)%	(0.59)%
Portfolio turnover rate	2%		3%	9%	4%	2%	19%

	The Market Opportunities Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Total Return*	25.69	%(2)	(10.62)%	47.53%	20.68%	(8.87)%	(5.30)%
Ratio of expenses
to average
net assets:	1.41	%(1)	1.40%	1.39%	1.41%	1.40%	1.39%
Ratio of net investment
income (loss)
to average
net assets:	0.34	%(1)	(0.30)%	1.05%	(0.73)%	(0.66)%	(0.30)%
Portfolio turnover rate	1%		8%	35%	5%	2%	18%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

	The Alternative Income Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Total Return*	1.44	%(2)	0.77%	2.20%	3.85%	2.73%	1.23%
Ratio of expenses
to average
net assets:	1.15	%(1)	1.10%	1.07%	1.10%	1.16%	1.22%
Ratio of net investment
income (loss)
to average
net assets:	1.20	%(1)	0.79%	(0.04)%	(0.16)%	(0.20)%	(0.40)%
Portfolio turnover rate	0%		0%	0%	1%	6%	17%

	The Multi-Disciplinary Income Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Total Return*	6.99	%(2)	(0.93)%	4.84%	10.52%	(2.05)%	2.58%
Ratio of expenses
to average
net assets:	1.44	%(1)	1.42%	1.40%	1.38%	1.37%	1.37%
Ratio of net investment
income to average
net assets:	4.19	%(1)	4.13%	3.47%	4.13%	3.50%	3.06%
Portfolio turnover rate	0%		2%	16%	9%	10%	35%

*	The returns are calculated by adjusting the corresponding No Load Feeder returns by Feeder expenses and reimbursements.
(1)	Annualized.
(2)	Not annualized.

8. Summary of Fair Value Exposure
Various inputs are used in determining the value of a Master Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market,

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Internet Portfolio
The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of June 30, 2019:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$102,387,683	$1,248	$—		$102,388,931
Escrow Notes	—	—	—	*	—	*
Short-Term Investments	1,802	36,283,752	—		36,285,554
Investments Purchased with the Cash
Proceeds from Securities Lending	6,714,974	—	—		6,714,974
Total Investments in Securities	$109,104,459	$36,285,000	$—	*	$145,389,459

During the six-month period ended June 30, 2019, there were no transfers into or out of Level 3.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2018	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—	**
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2019	$—	*

	Fair Value at	Valuation	Unobservable
Description	6/30/2019	Techniques	Input	Range
Escrow Notes	$—*	Conservative Value	No active	$0.00-$0.00
		Assigned Pending	market
Bankruptcy Litigation
Proceedings/Market
Comparables

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**	Total change in unrealized appreciation/depreciation included in the statement of operations attributable to Level 3 securities held on June 30, 2019 is zero.

The Global Portfolio
The following is a summary of the inputs used to value The Global Portfolio’s net assets as of June 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,623,766	$558,441	$—	$8,182,207
Preferred Stocks	12,231	—	—	12,231
Convertible Bonds	—	1,438	—	1,438
Warrants	—	6,071	—	6,071
Short-Term Investments	493	5,966,243	—	5,966,736
Investments Purchased with the Cash
Proceeds from Securities Lending	145,578	—	—	145,578
Total Investments in Securities	$7,782,068	$6,532,193	$—	$14,314,261

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

As of June 30, 2019, there were no investments in Level 3 securities.
During the six-month period ended June 30, 2019, there were no transfers into or out of Level 3.

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.
The Paradigm Portfolio
The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of June 30, 2019:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$717,806,074	$4,214,588	$—		$722,020,662
Preferred Stocks	5,154	—	—		5,154
Escrow Notes	—	—	—	*	—	*
Warrants	—	2,566	—		2,566
Short-Term Investments	129,884	109,647,750	—		109,777,634
Investments Purchased with the Cash
Proceeds from Securities Lending	27,724,643	—	—		27,724,643
Total Investments in Securities	$745,665,755	$113,864,904	$—	*	$859,530,659

During the six-month period ended June 30, 2019, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2018	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—	**
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2019	$—	*

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2019	Techniques	Input	Range
Escrow Notes	$—*	Conservative Value	No active	$0.00-$0.00
		Assigned Pending	market
Bankruptcy Litigation
Proceedings/Market
Comparables

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**	Total change in unrealized appreciation/depreciation included in the statement of operations attributable to Level 3 securities held on June 30, 2019 is zero.

The Medical Portfolio
The following is a summary of the inputs used to value The Medical Portfolio’s net assets as of June 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$16,314,258	$—	$—	$16,314,258
Rights	10,849	10,780	—	21,629
Short-Term Investments	6,911	35,938	—	42,849
Total Investments in Securities	$16,332,018	$46,718	$—	$16,378,736

As of June 30, 2019, there were no investments in Level 3 securities.
During the six-month period ended June 30, 2019, there were no transfers into or out of Level 3.

^ See Portfolio of Investments for breakout of investments by industry classification.
The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of June 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$196,197,020	$21,850,349	$—	$218,047,369
Preferred Stocks	1,233,409	—	—	1,233,409
Warrants	—	612,577	—	612,577
Short-Term Investments	33	93,301,326	—	93,301,359
Investments Purchased with the Cash
Proceeds from Securities Lending	4,332,755	—	—	4,332,755
Total Investments in Securities	$201,763,217	$115,764,252	$—	$317,527,469

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

As of June 30, 2019, there were no investments in Level 3 securities.
During the six-month period ended June 30, 2019, there were no transfers into or out of Level 3.

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.
The Market Opportunities Portfolio
The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of June 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$50,770,394	$2,924,235	$—	$53,694,629
Preferred Stocks	281,010	—	—	281,010
Convertible Bonds	—	200	—	200
Warrants	—	139,565	—	139,565
Short-Term Investments	1,150	35,119,710	—	35,120,860
Investments Purchased with the Cash
Proceeds from Securities Lending	1,241,317	—	—	1,241,317
Total Investments in Securities	$52,293,871	$38,183,710	$—	$90,477,581

As of June 30, 2019, there were no investments in Level 3 securities.
During the six-month period ended June 30, 2019, there were no transfers into or out of Level 3.

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.
The Alternative Income Portfolio
The following is a summary of the inputs used to value The Alternative Income Portfolio’s net assets as of June 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,853,461	$–	$–	$5,853,461
Short-Term Investments	2,348,988	10,250,609	–	12,599,597
Total Investments in Securities	$8,202,449	$10,250,609	$–	$18,453,058

As of June 30, 2019, there were no investments in Level 3 securities.
During the six-month period ended June 30, 2019, there were no transfers into or out of Level 3.

^ See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

The Multi-Disciplinary Income Portfolio
The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of June 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Convertible Bonds	$–	$630,480	$–	$630,480
Corporate Bonds	–	30,968,396	–	30,968,396
Municipal Bonds	–	160,760	–	160,760
Closed-End Funds	3,148,148	–	–	3,148,148
Short-Term Investments	5,809	1,315,731	–	1,321,540
Investments Purchased with the Cash
Proceeds from Securities Lending	1,995,000	–	–	1,995,000
Total Investments in Securities	$5,148,957	$33,075,367	$–	$38,224,324

As of June 30, 2019, there were no investments in Level 3 securities.
During the six-month period ended June 30, 2019, there were no transfers into or out of Level 3.

^ See Portfolio of Investments for breakout of investments by industry classification.
9. Disclosures about Derivative Instruments and Hedging Activities
The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies. As of June 30, 2019, none of the Portfolios held any derivative instruments.
10. Offsetting Assets and Liabilities
The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

Netting Arrangements also specify collateral posting arrangements at prearranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific threshold depending on the counterparty and the type of Master Netting Arrangement.
The following is a summary of the Assets and Liabilities subject to offsetting in the Master Portfolios as of June 30, 2019:

			Net
		Gross	Amounts	Gross Amounts not Offset
		Amounts	Presented	in the Statement of
	Gross	Offset in the	in the	Assets & Liabilities
	Amounts of	Statement	Statement		Collateral
	Recognized	of Assets &	of Assets &	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
The Internet Portfolio
Securities Lending	$6,714,974	$—	$6,714,974	$6,714,974	$—	$—
	$6,714,974	$—	$6,714,974	$6,714,974	$—	$—

The Global Portfolio
Securities Lending	$145,578	$—	$145,578	$145,578	$—	$—
	$145,578	$—	$145,578	$145,578	$—	$—

The Paradigm Portfolio
Securities Lending	$27,724,643	$—	$27,724,643	$27,724,643	$—	$—
	$27,724,643	$—	$27,724,643	$27,724,643	$—	$—

The Small Cap
Opportunities Portfolio
Securities Lending	$4,332,755	$—	$4,332,755	$4,332,755	$—	$—
	$4,332,755	$—	$4,332,755	$4,332,755	$—	$—

The Market
Opportunities Portfolio
Securities Lending	$1,241,317	$—	$1,241,317	$1,241,317	$—	$—
	$1,241,317	$—	$1,241,317	$1,241,317	$—	$—

The Multi-Disciplinary
Income Portfolio
Securities Lending	$1,995,000	$—	$1,995,000	$1,995,000	$—	$—
	$1,995,000	$—	$1,995,000	$1,995,000	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

11. Affiliated Issuers
Under section 2(a)(3) of the 1940 Act, an investment company is defined as being an affiliated person of a company if it owns five percent or more of a company’s outstanding voting stock.
Investments in affiliated companies for The Paradigm Portfolio as of June 30, 2019, are shown below:

	Fair value at			Net	Change in	Fair value at
Name	December 31,		Sales	Realized	Unrealized	June 30,	Dividend
of Issuer	2018	Purchases	Proceeds	Gain	Appreciation	2019	Income
Texas Pacific
Land Trust	$229,200,484	$—	$8,626,689	$6,373,889	$96,664,965	$323,612,649	$2,494,818

	Number of			Number of
	shares held at			shares held at
	December 31,			June 30,
Name of Issuer	2018	Purchases	Sales	2019
Texas Pacific Land Trust	423,168	—	(11,965)	411,203

12. Subsequent Events
In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.
13.  Recent Accounting Pronouncements
In March 2017, the FASB issued ASU 2017‐08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310‐20):  Premium Amortization on Purchased Callable Debt Securities (“ASU 2017‐08”). The amendments in the ASU 2017‐08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU 2017‐08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017‐08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Master Portfolios’ financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2019 (Unaudited)

14. Information about Proxy Voting
Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
15. Information about the Portfolio Holdings
The Master Portfolios file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Master Portfolios’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

Kinetics Mutual Funds, Inc.

615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Horizon Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street
Suite 2900
Philadelphia, PA 19102

ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street Milwaukee,
WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212

THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

[Insert full text of semi-annual or annual report here]

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)* /s/ Peter B. Doyle
Peter B. Doyle, President

Date 9/9/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter B. Doyle
Peter B. Doyle, President

Date 9/9/19

By (Signature and Title)* /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date 9/9/19

* Print the name and title of each signing officer under his or her signature.